UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-01880

The Income Fund of America

(Exact Name of Registrant as Specified in Charter)

P.O. Box 7650, One Market, Steuart Tower,

San Francisco, California 94120

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (415) 421-9360

Date of fiscal year end: July 31

Date of reporting period: April 30, 2013

Patrick F. Quan

The Income Fund of America

P.O. Box 7650, One Market, Steuart Tower

San Francisco, California 94120

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Bingham McCutchen LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

The Income Fund of America® Investment Portfolio April 30, 2013

unaudited

Common stocks 70.50%
		Value
Financials 9.76%	Shares	(000)

HCP, Inc.	18,445,000	$ 983,118
HSBC Holdings PLC (United Kingdom)[1]	36,388,722	398,705
HSBC Holdings PLC (Hong Kong)[1]	28,586,382	311,939
CME Group Inc., Class A	10,060,100	612,258
Weyerhaeuser Co.[2]	17,902,528	546,206
BlackRock, Inc.	2,000,000	533,000
Macerich Co.	6,755,000	473,188
Digital Realty Trust, Inc.[3]	6,500,000	458,380
Wells Fargo & Co.	10,240,000	388,915
McGraw-Hill Companies, Inc.	5,270,000	285,160
Hospitality Properties Trust[3]	8,511,000	250,309
Public Storage	1,445,000	238,425
Arthur J. Gallagher & Co.	5,000,000	212,250
Prudential PLC[1]	11,775,000	202,205
Kimco Realty Corp.	7,835,000	186,316
Prologis, Inc.	4,416,800	185,285
British Land Co. PLC[1]	19,629,374	181,557
M&T Bank Corp.	1,507,500	151,051
Sanlam Ltd.[1]	28,440,500	145,803
Industrial and Commercial Bank of China Ltd., Class H1	176,959,000	124,712
New York Community Bancorp, Inc.	9,160,000	124,118
Sumitomo Mitsui Financial Group, Inc.[1]	2,500,000	118,360
DDR Corp.	5,670,000	103,988
Cullen/Frost Bankers, Inc.	1,700,000	102,697
Toronto-Dominion Bank	1,200,000	98,375
Eaton Vance Corp., nonvoting shares	2,250,000	89,730
Trustmark Corp.	3,257,000	79,959
Boardwalk Real Estate Investment Trust	1,199,000	78,394
Bank of Nova Scotia	1,200,000	69,193
Capitol Federal Financial, Inc.	5,294,700	62,689
Northwest Bancshares, Inc.[3]	4,850,000	59,413
Allianz SE1	350,000	51,654
AXA SA1	2,735,000	51,228
IG Group Holdings PLC[1]	5,142,939	43,032
City Holding Co.	741,000	28,291
American Tower Corp.	42,271	3,550
Prime AET&D Holdings No 1 Pty Ltd.[1,2]	22,756,141	—
		8,033,453
Health care 9.31%

Bristol-Myers Squibb Co.	51,306,200	2,037,882
Merck & Co., Inc.	39,589,440	1,860,704
Pfizer Inc.	46,007,000	1,337,423
AstraZeneca PLC[1]	15,130,000	785,698
AbbVie Inc.	8,532,500	392,922
Common stocks
		Value
Health care (continued)	Shares	(000)

Roche Holding AG1	1,200,000	$ 300,431
Novartis AG1	2,953,000	219,568
Novartis AG (ADR)	500,000	36,880
Johnson & Johnson	2,995,000	255,264
Baxter International Inc.	2,675,000	186,902
Sonic Healthcare Ltd.[1]	10,324,622	141,811
Eli Lilly and Co.	2,000,000	110,760
		7,666,245
Industrials 8.73%

General Electric Co.	72,066,500	1,606,362
Lockheed Martin Corp.	10,005,000	991,395
Waste Management, Inc.	22,222,153	910,664
Iron Mountain Inc.[3]	12,457,211	471,630
Eaton Corp. PLC	5,700,000	350,037
Schneider Electric SA1	4,407,606	336,977
Hubbell Inc., Class B	3,430,000	329,143
Masco Corp.	15,796,751	307,089
KONE Oyj, Class B1	2,343,000	206,975
Ryanair Holdings PLC (ADR)	4,615,000	200,014
Norfolk Southern Corp.	2,500,000	193,550
AB SKF, Class B1	7,290,000	169,676
PACCAR Inc	3,382,500	168,381
R.R. Donnelley & Sons Co.[3]	13,345,400	164,282
Boeing Co.	1,700,000	155,397
United Technologies Corp.	1,500,000	136,935
Honeywell International Inc.	1,575,000	115,827
Keppel Corp. Ltd.[1]	11,401,000	99,349
Beech Holdings, LLC[1,2,4]	13,213,049	90,377
Atlas Copco AB, Class B1	2,825,000	67,022
Leighton Holdings Ltd.[1]	2,890,659	60,064
Geberit AG1	158,758	38,791
Douglas Dynamics, Inc.[3]	1,350,000	18,886
Nortek, Inc.[2]	12,864	924
Atrium Corp.[1,2,5]	1,807	63
		7,189,810
Energy 7.11%

Royal Dutch Shell PLC, Class B (ADR)	10,426,000	727,631
Royal Dutch Shell PLC, Class A (ADR)	6,000,000	407,820
Royal Dutch Shell PLC, Class B1	3,797,147	132,647
Chevron Corp.	9,734,800	1,187,743
Kinder Morgan, Inc.	21,732,800	849,752
Spectra Energy Corp	22,375,500	705,500
ConocoPhillips	8,614,000	520,716
Crescent Point Energy Corp.	9,905,000	378,326
EnCana Corp.	13,000,000	239,625
Husky Energy Inc.	8,277,500	239,258
Diamond Offshore Drilling, Inc.	2,785,200	192,457
TOTAL SA (ADR)	3,110,000	156,246
Keyera Corp.	1,332,700	83,246
Penn West Petroleum Ltd.	3,215,800	29,686
General Maritime Corp.[1,2,5]	5,506	203
		5,850,856
Common stocks
		Value
Consumer staples 6.87%	Shares	(000)

PepsiCo, Inc.	11,098,100	$ 915,260
Kimberly-Clark Corp.	6,925,000	714,591
Procter & Gamble Co.	8,300,000	637,191
Nestlé SA1	8,445,000	603,466
Altria Group, Inc.	16,180,000	590,732
Philip Morris International Inc.	4,048,800	387,025
Unilever PLC[1]	6,075,000	263,404
Coca-Cola Co.	5,000,000	211,650
Costco Wholesale Corp.	1,910,000	207,101
Kraft Foods Group, Inc.	4,016,667	206,818
British American Tobacco PLC[1]	3,318,000	183,891
General Mills, Inc.	3,605,000	181,764
Unilever NV, depository receipts[1]	3,875,000	165,244
Kellogg Co.	2,200,000	143,088
Hershey Co.	1,500,000	133,740
Sysco Corp.	3,158,500	110,105
		5,655,070
Utilities 5.80%

National Grid PLC[1]	80,801,656	1,029,743
GDF SUEZ[1]	29,394,663	632,641
Power Assets Holdings Ltd.[1]	59,138,000	578,654
PG&E Corp.	11,300,000	547,372
FirstEnergy Corp.	10,802,983	503,419
Duke Energy Corp.	5,637,057	423,907
Exelon Corp.	11,000,000	412,610
DTE Energy Co.	5,000,000	364,400
ONEOK, Inc.	3,185,000	163,582
DUET Group[1]	45,288,266	115,447
		4,771,775
Consumer discretionary 5.66%

Home Depot, Inc.	21,606,200	1,584,815
Time Warner Inc.	11,815,000	706,301
Time Warner Cable Inc.	6,070,000	569,912
Genuine Parts Co.	4,713,580	359,788
Wolters Kluwer NV1	11,261,170	249,461
SJM Holdings Ltd.[1]	93,300,000	235,327
SES SA, Class A (FDR)[1]	6,940,000	216,878
Marks and Spencer Group PLC[1]	30,000,000	190,407
McDonald’s Corp.	1,500,000	153,210
H & M Hennes & Mauritz AB, Class B1	3,649,500	129,236
VF Corp.	710,000	126,536
Bayerische Motoren Werke AG1	1,175,000	108,410
Cooper-Standard Holdings Inc.[2]	586,012	24,677
Adelphia Recovery Trust, Series ACC-1[1,2]	19,531,478	23
		4,654,981
Information technology 4.93%

Microsoft Corp.	22,837,900	755,935
Texas Instruments Inc.	17,430,000	631,140
Taiwan Semiconductor Manufacturing Co. Ltd.[1]	127,503,000	473,731
Paychex, Inc.	12,653,182	460,702
Maxim Integrated Products, Inc.	14,156,000	437,845
Common stocks
		Value
Information technology (continued)	Shares	(000)

Intel Corp.	12,000,000	$ 287,400
Analog Devices, Inc.	6,500,000	285,935
KLA-Tencor Corp.	3,900,000	211,575
Quanta Computer Inc.[1]	82,811,955	171,361
Cisco Systems, Inc.	8,000,000	167,360
Canon, Inc.[1]	2,000,000	71,947
Nintendo Co., Ltd.[1]	630,000	69,997
Fidessa group PLC[1]	1,240,000	34,585
		4,059,513
Telecommunication services 4.57%

Verizon Communications Inc.	21,153,425	1,140,381
Telstra Corp. Ltd.[1]	141,700,000	731,721
Vodafone Group PLC[1]	137,112,000	418,822
Advanced Info Service PCL[1]	35,408,300	326,954
HKT Trust, units[1]	274,306,000	289,368
CenturyLink, Inc.	6,211,120	233,352
TalkTalk Telecom Group PLC[1,3]	57,242,000	222,951
AT&T Inc.	5,449,621	204,143
OJSC MegaFon (GDR)[1,2,5]	5,483,200	169,431
OJSC MegaFon (GDR)[1,2]	766,800	23,694
		3,760,817
Materials 4.21%

E.I. du Pont de Nemours and Co.	20,761,000	1,131,682
Nucor Corp.	15,580,000	679,600
Dow Chemical Co.	18,504,900	627,501
MeadWestvaco Corp.[3]	11,281,000	388,969
Fletcher Building Ltd.[1]	34,239,000	259,909
Cliffs Natural Resources Inc.	7,354,581	156,947
BASF SE1	1,500,000	140,114
Impala Platinum Holdings Ltd.[1]	4,287,112	58,602
NewPage Holdings Inc.[1,2,4]	118,460	12,877
Israel Chemicals Ltd.[1]	443,040	5,284
		3,461,485
Miscellaneous 3.55%

Other common stocks in initial period of acquisition		2,922,405
Total common stocks (cost: $44,818,096,000)		58,026,410
Preferred stocks 0.47%

Financials 0.42%

Vornado Realty Trust, Series I, 6.625%	3,380,000	85,751
Citigroup Inc. 7.875% preferred	2,637,610	74,760
U.S. Bancorp, Series G, noncumulative convertible preferred	2,270,400	63,707
PNC Financial Services Group, Inc., Series P, noncumulative depositary shares	2,000,000	57,313
HSBC Holdings PLC, Series 2, 8.00%	1,825,000	52,836
Zions Bancorporation, Series C, 9.50% noncumulative depositary shares	273,063	7,078
		341,445
Miscellaneous 0.05%

Other preferred stocks in initial period of acquisition		44,464
Total preferred stocks (cost: $354,547,000)		385,909
Warrants 0.00%
		Value
Energy 0.00%	Shares	(000)

General Maritime Corp., warrants, expire 2017[1,2,5]	8,514	$ 61
Total warrants (cost: $2,171,000)		61
Convertible securities 1.13%
	Shares or
Consumer discretionary 0.59%	principal amount

General Motors Co., Series B, 4.75% convertible preferred 2013	9,917,750	460,977
MGM Resorts International 4.25% convertible notes 2015	$19,845,000	22,016
		482,993
Utilities 0.16%

PPL Corp. 9.50% convertible preferred 2013, units	2,297,168	134,269
Materials 0.14%

Cliffs Natural Resources Inc., Series A, 7.00% convertible preferred 2016	2,925,000	59,875
Alcoa Inc. 5.25% convertible notes 2014	$41,500,000	57,140
		117,015
Industrials 0.09%

United Continental Holdings, Inc. 4.50% convertible notes 2021	$72,600,000	77,556
Energy 0.08%

Apache Corp., Series D, 6.00% convertible preferred 2013	1,480,000	62,634
Consumer staples 0.04

Bunge Ltd. 4.875% convertible preferred	272,700	28,634
Telecommunication services 0.03%

Leap Wireless International, Inc. 4.50% convertible notes 2014	$25,000,000	25,625
Total convertible securities (cost: $916,299,000)		928,726
Bonds, notes & loans 23.53%
	Principal amount
Financials 4.07%	(000)

Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 2014[5]	$18,485	19,656
Westfield Group 7.50% 2014[5]	5,555	5,951
Westfield Group 5.75% 2015[5]	10,250	11,360
Westfield Group 5.70% 2016[5]	40,825	46,603
Westfield Group 7.125% 2018[5]	39,925	49,691
Westfield Group 6.75% 2019[5]	30,000	37,320
Westfield Group 4.625% 2021[5]	20,000	22,685
CIT Group Inc., Series C, 4.75% 2015[5]	99,100	104,551
CIT Group Inc. 4.25% 2017	14,000	14,893
CIT Group Inc. 5.00% 2017	43,900	48,071
CIT Group Inc., Series C, 5.50% 2019[5]	13,650	15,459
JPMorgan Chase & Co. 0.80% 2015	2,000	1,999
JPMorgan Chase & Co. 3.45% 2016	10,000	10,678
JPMorgan Chase & Co. 1.80% 2018	8,500	8,619
JPMorgan Chase & Co. 3.25% 2022	20,000	20,525
Bonds, notes & loans
	Principal amount	Value
Financials (continued)	(000)	(000)

JPMorgan Chase & Co. 3.20% 2023	$ 2,100	$ 2,157
JPMorgan Chase & Co., Series Q, junior subordinated 5.15% (undated)[6]	50,150	51,090
JPMorgan Chase & Co., Series I, junior subordinated 7.90% (undated)[6]	74,825	87,266
Prologis, Inc. 7.625% 2014	11,000	11,876
Prologis, Inc. 6.25% 2017	8,900	10,322
Prologis, Inc. 6.625% 2018	57,365	69,763
Prologis, Inc. 6.625% 2019	5,686	6,965
Prologis, Inc. 7.375% 2019	22,690	28,657
Prologis, Inc. 6.875% 2020	37,875	46,992
Realogy Corp. 3.375% 2016[5]	3,000	3,030
Realogy Corp., Letter of Credit, 4.50% 2016[6,7,8]	7,396	7,396
Realogy Corp. 7.875% 2019[5]	54,174	60,743
Realogy Corp., Term Loan B, 4.50% 2020[6,7,8]	82,581	83,707
Realogy Corp. 9.00% 2020[5]	12,540	14,923
Wells Fargo & Co. 3.676% 2016	10,000	10,818
Wells Fargo & Co. 4.60% 2021	45,000	52,136
Wells Fargo & Co., Series K, junior subordinated 7.98% (undated)[6]	86,566	100,471
Citigroup Inc. 4.587% 2015	10,885	11,868
Citigroup Inc. 3.953% 2016	27,115	29,380
Citigroup Inc. 1.75% 2018	27,100	27,137
Citigroup Inc. 8.50% 2019	4,894	6,592
Citigroup Inc., Series A, junior subordinated 5.95% (undated)[6]	83,497	87,567
SMFG Preferred Capital USD 3 Ltd., junior subordinated 9.50% (undated)[5,6]	116,330	149,484
Simon Property Group, LP 6.75% 2014	5,310	5,562
Simon Property Group, LP 5.25% 2016	73,435	83,678
Simon Property Group, LP 6.10% 2016	4,250	4,850
Simon Property Group, LP 5.875% 2017	22,265	25,941
Simon Property Group, LP 1.50% 2018[5]	7,345	7,380
Simon Property Group, LP 6.125% 2018	10,790	13,249
Simon Property Group, LP 10.35% 2019	5,000	7,281
Goldman Sachs Group, Inc. 3.625% 2016	22,600	24,082
Murray Street Investment Trust I 4.647% 2017	2,160	2,368
Goldman Sachs Group, Inc. 2.375% 2018	20,500	20,918
Goldman Sachs Group, Inc. 5.25% 2021	40,000	46,464
Goldman Sachs Group, Inc. 5.75% 2022	20,000	23,925
Goldman Sachs Group, Inc. 3.625% 2023	6,240	6,487
Bank of America Corp., Series L, 3.625% 2016	7,060	7,498
Bank of America Corp. 3.75% 2016	9,975	10,619
Bank of America Corp. 5.75% 2017	8,100	9,426
Bank of America Corp. 5.625% 2020	9,000	10,698
Bank of America Corp. 5.00% 2021	4,185	4,798
Bank of America Corp. 3.30% 2023	10,330	10,486
Bank of America Corp., Series M, junior subordinated 8.125% noncumulative (undated)[6]	30,924	35,466
Developers Diversified Realty Corp. 5.50% 2015	15,776	17,065
Developers Diversified Realty Corp. 9.625% 2016	6,820	8,319
Developers Diversified Realty Corp. 7.50% 2017	32,887	39,520
Developers Diversified Realty Corp. 4.75% 2018	5,000	5,607
Developers Diversified Realty Corp. 7.875% 2020	7,420	9,642
Zions Bancorporation 5.50% 2015	40,017	42,046
Zions Bancorporation 6.00% 2015	32,732	34,703
iStar Financial Inc., Term Loan B, 4.50% 2017[6,7,8]	33,433	33,830
iStar Financial Inc., Series B, 9.00% 2017	37,360	42,777
Kimco Realty Corp., Series C, 4.904% 2015	4,500	4,804
Kimco Realty Corp., Series C, 5.783% 2016	15,000	16,916
Bonds, notes & loans
	Principal amount	Value
Financials (continued)	(000)	(000)

Kimco Realty Corp. 5.70% 2017	$23,485	$27,294
Kimco Realty Corp. 4.30% 2018	3,000	3,361
Kimco Realty Corp. 6.875% 2019	10,844	13,822
Mizuho Capital Investment (USD) 2 Ltd, junior subordinated 14.95% (undated)[5,6]	55,766	63,573
International Lease Finance Corp. 4.875% 2015	54,940	57,954
Hospitality Properties Trust 5.125% 2015[3]	2,160	2,255
Hospitality Properties Trust 6.30% 2016[3]	19,827	22,025
Hospitality Properties Trust 5.625% 2017[3]	10,169	11,273
Hospitality Properties Trust 6.70% 2018[3]	12,625	14,535
Hospitality Properties Trust 5.00% 2022[3]	6,500	7,073
Royal Bank of Scotland PLC 3.40% 2013	7,950	8,020
Royal Bank of Scotland PLC 3.95% 2015	10,000	10,643
Royal Bank of Scotland Group PLC 4.70% 2018	14,000	14,288
RBS Capital Trust II 6.425% noncumulative trust (undated)[6]	11,005	10,290
Royal Bank of Scotland Group PLC, junior subordinated 6.99% (undated)[5,6,9]	12,735	12,608
Synovus Financial Corp. 5.125% 2017	31,353	31,823
Synovus Financial Corp. 7.875% 2019	18,816	21,685
Morgan Stanley, Series F, 2.875% 2014	10,000	10,178
Morgan Stanley 1.75% 2016	15,000	15,118
Morgan Stanley 3.80% 2016	5,125	5,457
Morgan Stanley 2.125% 2018	15,000	15,052
Morgan Stanley 3.75% 2023	7,000	7,281
PNC Financial Services Group, Inc. 2.854% 2022	16,947	17,082
PNC Preferred Funding Trust I, junior subordinated 1.93% (undated)[5,6]	23,800	20,290
PNC Financial Services Group, Inc., Series O, junior subordinated 6.75% (undated)[6]	10,250	11,844
HBOS PLC 6.75% 2018[5]	17,300	19,395
LBG Capital No.1 PLC, Series 2, 7.875% 2020[5]	20,000	22,040
HBOS PLC 6.00% 2033[5]	2,200	2,132
HBOS Capital Funding LP 6.071% (undated)[5,6]	5,000	4,631
Standard Chartered PLC 3.85% 2015[5]	6,945	7,343
Standard Chartered PLC 3.20% 2016[5]	10,000	10,625
Standard Chartered Bank 6.40% 2017[5]	25,000	29,480
Société Générale, junior subordinated 5.922% (undated)[5,6]	45,073	44,175
Regions Financial Corp. 7.75% 2014	18,299	20,223
Regions Financial Corp. 5.20% 2015	3,115	3,311
Regions Financial Corp. 5.75% 2015	18,462	20,118
American Tower Corp. 4.625% 2015	9,280	9,881
American Tower Corp. 7.00% 2017	12,431	14,801
American Tower Corp. 7.25% 2019	15,025	18,655
UnumProvident Finance Co. PLC 6.85% 2015[5]	28,500	32,059
Unum Group 7.125% 2016	6,740	7,938
Ford Motor Credit Co. 2.50% 2016	7,000	7,160
Ford Motor Credit Co. 8.00% 2016	1,500	1,809
Ford Motor Credit Co. 2.375% 2018	30,600	30,768
HSBK (Europe) BV 7.25% 2017[5]	30,570	33,168
ERP Operating LP 6.584% 2015	2,705	3,008
ERP Operating LP 5.75% 2017	4,000	4,702
ERP Operating LP 7.125% 2017	10,000	12,029
ERP Operating LP 3.00% 2023	9,540	9,662
MetLife Global Funding I 2.50% 2015[5]	10,000	10,408
MetLife Capital Trust IV, junior subordinated 7.875% 2067[5,6]	14,430	18,254
MetLife Capital Trust X, junior subordinated 9.25% 2068[5,6]	500	703
Crescent Resources 10.25% 2017[5]	24,960	28,205
Springleaf Finance Corp., Term Loan B, 5.50% 2017[6,7,8]	27,797	27,953
Lazard Group LLC 7.125% 2015	25,187	27,807
Bonds, notes & loans
	Principal amount	Value
Financials (continued)	(000)	(000)

American International Group, Inc. 3.00% 2015	$14,000	$ 14,524
American International Group, Inc. 4.875% 2016	4,000	4,456
American International Group, Inc. 3.80% 2017	8,000	8,689
NASDAQ OMX Group, Inc. 5.25% 2018	23,050	25,201
Liberty Mutual Group Inc., Series A, 7.80% 2087[5,6]	19,415	22,910
Berkshire Hathaway Inc. 2.20% 2016	11,500	12,085
Berkshire Hathaway Inc. 1.55% 2018	5,000	5,092
Berkshire Hathaway Inc. 3.00% 2023	2,500	2,595
Berkshire Hathaway Inc. 4.40% 2042	3,000	3,121
HCP, Inc. 3.75% 2016	20,000	21,438
New York Life Global Funding 4.65% 2013[5]	19,000	19,014
BNP Paribas 3.60% 2016	10,000	10,629
BNP Paribas 5.00% 2021	7,000	8,040
Toyota Motor Credit Corp. 1.375% 2013	10,000	10,029
Toyota Motor Credit Corp. 0.875% 2015	8,500	8,561
Prudential Financial, Inc. 4.50% 2021	3,000	3,397
Prudential Holdings, LLC, Series C, 8.695% 2023[5,7]	10,250	13,467
BBVA Bancomer SA 4.50% 2016[5]	7,500	8,025
BBVA Bancomer SA 6.50% 2021[5]	7,200	8,244
Mack-Cali Realty Corp. 2.50% 2017	15,235	15,563
American Express Co. 6.15% 2017	12,610	15,141
QBE Insurance Group Ltd. 2.40% 2018[5]	14,230	14,340
FelCor Lodging Trust Inc. 5.625% 2023[5]	12,825	13,322
Boston Properties, Inc. 3.70% 2018	12,000	13,246
ANZ National (International) Ltd. 3.125% 2015[5]	10,000	10,502
Bank of New York Mellon Corp., Series G, 2.50% 2016	10,000	10,493
US Bancorp., Series T, 1.65% 2017	10,000	10,251
UBS AG 2.25% 2014	10,000	10,127
Westpac Banking Corp. 3.00% 2015	9,000	9,545
Bank of Nova Scotia 2.55% 2017	9,000	9,470
Toronto-Dominion Bank 2.375% 2016	9,000	9,447
Nationwide Mutual Insurance Co. 5.81% 2024[5,6]	8,150	8,354
Brandywine Operating Partnership, LP 5.40% 2014	6,000	6,373
Brandywine Operating Partnership, LP 5.70% 2017	20	23
Brandywine Operating Partnership, LP 3.95% 2023	1,729	1,782
Monumental Global Funding III 0.477% 2014[5,6]	8,000	8,007
ACE INA Holdings Inc. 2.60% 2015	7,445	7,798
Santander Issuances, SA Unipersonal 6.50% 2019[5,6]	7,500	7,762
Host Hotels & Resorts LP 6.00% 2021	6,400	7,500
Barclays Bank PLC 5.125% 2020	5,500	6,435
Goodman Funding Pty Ltd. 6.00% 2022[5]	4,935	5,778
Essex Portfolio L.P. 3.25% 2023	4,400	4,437
AXA SA, Series B, junior subordinated 6.379% (undated)[5,6]	4,155	4,186
American Campus Communities, Inc. 3.75% 2023	3,735	3,931
VEB Finance Ltd. 6.80% 2025[5]	3,000	3,623
UDR, Inc., Series A, 5.25% 2015	3,000	3,199
Allstate Corp., Series B, junior subordinated 6.125% 2067[6]	2,445	2,632
CNA Financial Corp. 6.50% 2016	1,750	2,015
Development Bank of Kazakhstan 5.50% 2015	930	1,000
Development Bank of Kazakhstan 5.50% 2015[5]	637	685
Ryman Hospitality Properties, Inc. 5.00% 2021[5]	675	691
		3,349,248
Bonds, notes & loans
	Principal amount	Value
Mortgage-backed obligations[7] 3.02%	(000)	(000)

Fannie Mae 5.50% 2018	$ 81	$ 87
Fannie Mae 6.00% 2021	319	356
Fannie Mae, Series 2012-M17, Class A2, multifamily 2.184% 2022	8,000	7,997
Fannie Mae, Series 2012-M14, Class A2, multifamily 2.301% 2022[6]	4,285	4,313
Fannie Mae, Series 2012-M9, Class A2, multifamily 2.482% 2022	12,231	12,556
Fannie Mae 2.50% 2022	23,925	25,175
Fannie Mae, Series 2012-M5, Class A2, multifamily 2.715% 2022	7,000	7,359
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	293	294
Fannie Mae 2.50% 2023	25,442	26,705
Fannie Mae 4.50% 2024	3,617	3,880
Fannie Mae 5.50% 2024	432	470
Fannie Mae 3.50% 2025	12,254	13,027
Fannie Mae 3.50% 2025	8,203	8,721
Fannie Mae 3.50% 2025	7,494	7,967
Fannie Mae 3.50% 2025	7,184	7,637
Fannie Mae 3.50% 2025	3,865	4,109
Fannie Mae 3.50% 2025	953	1,014
Fannie Mae 3.50% 2025	388	413
Fannie Mae 3.50% 2025	335	356
Fannie Mae 4.50% 2025	4,051	4,346
Fannie Mae 4.50% 2025	2,510	2,693
Fannie Mae 4.50% 2025	2,444	2,651
Fannie Mae 4.50% 2025	2,436	2,613
Fannie Mae, Series 2001-4, Class GA, 9.583% 2025[6]	223	258
Fannie Mae, Series 2001-4, Class NA, 11.02% 2025[6]	8	9
Fannie Mae 3.50% 2026	6,552	6,966
Fannie Mae 6.00% 2026	6,104	6,785
Fannie Mae 7.00% 2026	815	943
Fannie Mae 2.50% 2027	23,309	24,440
Fannie Mae 2.50% 2027	22,030	23,077
Fannie Mae 2.50% 2027	2,002	2,099
Fannie Mae 2.50% 2027	1,526	1,599
Fannie Mae 2.50% 2027	1,366	1,434
Fannie Mae 2.50% 2027	1,252	1,312
Fannie Mae 2.50% 2027	740	776
Fannie Mae 2.50% 2027	619	649
Fannie Mae 2.50% 2027	601	630
Fannie Mae 3.00% 2027	29,888	31,724
Fannie Mae 2.00% 2028	54,000	55,231
Fannie Mae 2.50% 2028	60,928	63,845
Fannie Mae 2.50% 2028	21,000	21,958
Fannie Mae 2.50% 2028	16,941	17,752
Fannie Mae 2.50% 2028	16,421	17,208
Fannie Mae 3.00% 2028	93,150	98,215
Fannie Mae 3.00% 2028	45,372	47,903
Fannie Mae 3.50% 2028	9,750	10,359
Fannie Mae 3.50% 2028	6,290	6,677
Fannie Mae 6.00% 2028	7,069	7,878
Fannie Mae 7.00% 2028	2,694	3,132
Fannie Mae 7.00% 2028	376	436
Fannie Mae, Series 2001-20, Class E, 9.583% 2031[6]	220	251
Fannie Mae 5.50% 2033	1,035	1,141
Fannie Mae 4.50% 2034	31,006	33,547
Fannie Mae 5.50% 2035	1,035	1,136
Bonds, notes & loans
	Principal amount	Value
Mortgage-backed obligations[7] (continued)	(000)	(000)

Fannie Mae 5.50% 2036	$ 7,943	$ 8,683
Fannie Mae 6.00% 2036	4,122	4,516
Fannie Mae, Series 2006-43, Class PX, 6.00% 2036	2,984	3,327
Fannie Mae 6.00% 2036	2,680	2,936
Fannie Mae 6.00% 2036	2,016	2,209
Fannie Mae 2.667% 2037[6]	3,288	3,538
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037	10,225	11,285
Fannie Mae 6.00% 2037	52,656	57,568
Fannie Mae, Series 2007-24, Class P, 6.00% 2037	6,949	7,889
Fannie Mae 6.00% 2037	7,129	7,814
Fannie Mae 6.00% 2037	6,062	6,624
Fannie Mae 6.00% 2037	5,250	5,740
Fannie Mae 6.00% 2037	409	447
Fannie Mae 6.00% 2037	391	421
Fannie Mae 6.50% 2037	2,934	3,270
Fannie Mae 6.50% 2037	2,093	2,354
Fannie Mae 6.50% 2037	1,967	2,184
Fannie Mae 6.50% 2037	872	972
Fannie Mae 7.00% 2037	1,330	1,496
Fannie Mae 7.00% 2037	1,080	1,215
Fannie Mae 7.50% 2037	1,424	1,629
Fannie Mae 7.50% 2037	487	557
Fannie Mae 7.50% 2037	112	129
Fannie Mae 8.00% 2037	106	121
Fannie Mae 5.50% 2038	2,022	2,199
Fannie Mae 6.00% 2038	9,626	10,538
Fannie Mae 6.00% 2038	9,051	9,884
Fannie Mae 6.00% 2038	3,697	4,046
Fannie Mae 6.00% 2038	2,538	2,830
Fannie Mae 4.50% 2039	40,168	44,401
Fannie Mae 6.00% 2039	3,416	3,735
Fannie Mae 6.00% 2039	2,355	2,573
Fannie Mae 6.50% 2039	1,854	2,085
Fannie Mae 4.00% 2040	16,483	17,649
Fannie Mae 4.00% 2040	12,254	13,112
Fannie Mae 4.00% 2040	11,338	12,139
Fannie Mae 4.191% 2040[6]	1,555	1,665
Fannie Mae 4.50% 2040	32,807	35,413
Fannie Mae 4.50% 2040	2,989	3,226
Fannie Mae 4.50% 2040	136	149
Fannie Mae 4.50% 2040	125	137
Fannie Mae 5.00% 2040	15,081	16,662
Fannie Mae 3.772% 2041[6]	2,308	2,468
Fannie Mae 4.00% 2041	30,630	32,795
Fannie Mae 4.00% 2041	10,619	11,369
Fannie Mae 4.50% 2041	69,187	74,727
Fannie Mae 4.50% 2041	46,043	49,730
Fannie Mae 4.50% 2041	7,813	8,439
Fannie Mae 4.50% 2041	4,972	5,370
Fannie Mae 4.50% 2041	399	438
Fannie Mae 5.00% 2041	828	930
Fannie Mae 5.00% 2041	775	861
Fannie Mae 5.00% 2041	605	682
Fannie Mae 5.00% 2041	574	647
Bonds, notes & loans
	Principal amount	Value
Mortgage-backed obligations[7] (continued)	(000)	(000)

Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	$ 624	$ 713
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	496	579
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041	330	395
Fannie Mae 3.50% 2042	40,802	43,682
Fannie Mae 3.50% 2042	30,143	32,270
Fannie Mae 3.50% 2042	11,315	12,175
Fannie Mae, Series 2002-W1, Class 2A, 6.861% 2042[6]	901	1,061
Fannie Mae 3.50% 2043	160,112	170,619
Fannie Mae 4.00% 2043	8,594	9,198
Fannie Mae 4.50% 2043	13,000	14,012
Fannie Mae 5.50% 2043	7,500	8,156
Fannie Mae 6.00% 2043	36,750	40,172
Fannie Mae 6.50% 2047	1,156	1,266
Fannie Mae 6.50% 2047	1,076	1,178
Fannie Mae 6.50% 2047	1,068	1,170
Fannie Mae 6.50% 2047	649	711
Fannie Mae 6.50% 2047	585	641
Fannie Mae 6.50% 2047	127	139
Fannie Mae 7.00% 2047	1,051	1,176
Fannie Mae 7.00% 2047	855	957
Fannie Mae 7.00% 2047	542	607
Fannie Mae 7.00% 2047	393	439
Freddie Mac, Series K711, Class A2, multifamily 1.73% 2019	11,000	11,282
Freddie Mac, Series K712, Class A2, multifamily 1.869% 2019	7,265	7,411
Freddie Mac, Series K710, Class A2, multifamily 1.883% 2019	6,906	7,147
Freddie Mac, Series K709, Class A2, multifamily 2.086% 2019	5,880	6,154
Freddie Mac, Series 2890, Class KT, 4.50% 2019	25,425	27,962
Freddie Mac, Series K019, Class A2, multifamily 2.272% 2022	8,000	8,157
Freddie Mac, Series K023, Class A2, multifamily 2.307% 2022	8,995	9,085
Freddie Mac, Series K021, Class A2, multifamily 2.396% 2022	8,280	8,445
Freddie Mac, Series K025, Class A2, multifamily 2.682% 2022	7,000	7,277
Freddie Mac, Series 2289, Class NB, 10.454% 2022[6]	29	31
Freddie Mac 5.00% 2023	5,343	5,693
Freddie Mac 5.00% 2023	5,114	5,443
Freddie Mac 5.00% 2023	5,005	5,328
Freddie Mac 5.00% 2023	1,698	1,815
Freddie Mac 6.00% 2026	973	1,082
Freddie Mac 6.00% 2027	1,705	1,897
Freddie Mac 2.726% 2035[6]	2,457	2,633
Freddie Mac 4.50% 2035	32,018	34,364
Freddie Mac, Series 3061, Class PN, 5.50% 2035	1,841	2,046
Freddie Mac, Series 3257, Class PA, 5.50% 2036	10,214	11,231
Freddie Mac, Series 3286, Class JN, 5.50% 2037	10,627	11,695
Freddie Mac, Series 3312, Class PA, 5.50% 2037	10,262	11,300
Freddie Mac, Series 3318, Class JT, 5.50% 2037	5,905	6,499
Freddie Mac 5.50% 2037	2,116	2,285
Freddie Mac, Series 3271, Class OA, 6.00% 2037	9,866	11,179
Freddie Mac 5.50% 2038	5,116	5,526
Freddie Mac 6.50% 2038	5,406	6,160
Freddie Mac 4.50% 2039	2,350	2,516
Freddie Mac 5.00% 2039	5,437	6,024
Freddie Mac 5.00% 2039	3,877	4,214
Freddie Mac 5.00% 2039	2,441	2,620
Freddie Mac 5.50% 2039	2,821	3,047
Bonds, notes & loans
	Principal amount	Value
Mortgage-backed obligations[7] (continued)	(000)	(000)

Freddie Mac 5.50% 2039	$ 2,623	$ 2,833
Freddie Mac 4.50% 2040	61,188	65,556
Freddie Mac 4.00% 2041	3,790	4,125
Freddie Mac 4.50% 2041	6,490	6,967
Freddie Mac 4.50% 2041	5,365	5,759
Freddie Mac 4.50% 2041	4,695	5,039
Freddie Mac 5.00% 2041	282	316
Freddie Mac 4.50% 2042	9,461	10,130
Freddie Mac 4.50% 2042	6,363	6,813
Government National Mortgage Assn. 10.00% 2021	418	465
Government National Mortgage Assn. 10.00% 2025	412	471
Government National Mortgage Assn. 4.00% 2040	73,076	80,522
Government National Mortgage Assn. 4.50% 2041	3,236	3,546
Government National Mortgage Assn. 5.00% 2041	10,220	11,190
Government National Mortgage Assn. 3.50% 2043	12,250	13,282
Government National Mortgage Assn. 3.50% 2043	12,000	13,073
Government National Mortgage Assn. 4.00% 2043	7,906	8,599
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 6.059% 2045[6]	14,700	16,668
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class A-2, 3.341% 2046[5]	7,500	8,025
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-2, 3.673% 2046[5]	24,000	25,884
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046	752	760
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.91% 2049[6]	15,450	17,966
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-C1, Class A-4, 5.716% 2051	5,000	5,849
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12, Class A-M, 6.198% 2051[6]	20,950	24,440
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class A-4, 5.197% 2030[6]	11,422	12,429
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-3, 5.43% 2040	12,000	13,712
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-M, 5.493% 2040[6]	25,000	26,821
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class A-M, 6.114% 2040[6]	6,035	7,038
Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class A-PB, 4.692% 2041	4,605	4,679
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A-5, 5.342% 2043	8,000	9,169
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-M, 5.591% 2047[6]	19,050	21,458
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A-M, 6.122% 2051[6]	8,500	9,852
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-3, 5.172% 2049[6]	27,410	30,840
ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A-3, 6.13% 2049[6]	11,290	13,327
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP6, Class A-4, 5.475% 2043[6]	19,609	21,915
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A-M, 5.372% 2047	19,000	20,987
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00% 2034	1,823	1,883
CS First Boston Mortgage Securities Corp., Series 2005-C3, Class A-AB, 4.614% 2037	3,828	3,936
CS First Boston Mortgage Securities Corp., Series 2006-C5, Class A-M, 5.343% 2039	7,020	7,845
CS First Boston Mortgage Securities Corp., Series 2007-C5, Class A4, 5.695% 2040[6]	13,000	15,191
CS First Boston Mortgage Securities Corp., Series 2007-C2, Class A-M, 5.615% 2049[6]	10,000	11,357
GE Commercial Mortgage Corp., Series 2006-C1, Class A-4, 5.47% 2044[6]	13,000	14,406
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.471% 2045[6]	16,555	16,600
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-4-1, 5.243% 2037[6]	10,000	10,017
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 6.06% 2038[6]	7,000	7,944
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039	10,000	11,463
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A-4, 5.392% 2044[6]	5,500	6,023
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048	13,250	14,976
Banc of America Commercial Mortgage Inc., Series 2005-5, Class A-4, 5.115% 2045[6]	3,000	3,270
Banc of America Commercial Mortgage Inc., Series 2005-5, Class A-3B, 5.404% 2045[6]	11,467	11,542
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.796% 2049[6]	5,000	5,757
Countrywide Alternative Loan Trust, Series 2005-54CB, Class 2-A-5, 5.50% 2035	9,485	8,848
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 3-A-1, 5.112% 2047[6]	5,914	4,369
Crown Castle Towers LLC, Series 2010-1, Class C, 4.523% 2035[5]	10,000	10,625
Bonds, notes & loans
	Principal amount	Value
Mortgage-backed obligations[7] (continued)	(000)	(000)

Bank of Montreal 2.85% 2015[5]	$ 10,000	$ 10,501
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[5]	7,675	8,852
IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2-A-1, 4.671% 2036[6]	9,215	8,055
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 2046[5]	7,430	7,981
Commonwealth Bank of Australia 0.75% 2016[5]	7,000	7,019
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 6-A, 5.285% 2036[6]	7,128	6,128
National Australia Bank 1.25% 2018[5]	5,000	5,044
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A-4, 6.044% 2050[6]	3,460	4,037
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	3,619	3,874
GSR Mortgage Loan Trust, Series 2004-2F, Class VIIA-1, 4.50% 2019	2,607	2,662
National Credit Union Administration, Series 2011-M1, Class A2, 1.40% 2015	709	723
Financial Asset Securitization, Inc., Series 1997-NAM1, Class B-1, 7.75% 2027	147	150
Bear Stearns Commercial Mortgage Securities Inc., Series 1999-C1, Class X, interest only, 0.837% 2031[5,6]	13,816	79
		2,482,458
U.S. Treasury bonds & notes 2.75%
U.S. Treasury 2.16%

U.S. Treasury 1.50% 2013	40,000	40,367
U.S. Treasury 2.75% 2013	17,500	17,732
U.S. Treasury 1.875% 2014	250,000	253,625
U.S. Treasury 1.875% 2014	17,555	17,858
U.S. Treasury 2.625% 2014	50,000	51,539
U.S. Treasury 1.50% 2016	13,500	13,992
U.S. Treasury 1.50% 2016	7,625	7,907
U.S. Treasury 1.75% 2016	95,000	99,123
U.S. Treasury 2.00% 2016	122,375	128,102
U.S. Treasury 2.375% 2016	100,000	106,031
U.S. Treasury 4.50% 2016	10,925	12,206
U.S. Treasury 7.50% 2016	20,000	24,977
U.S. Treasury 0.875% 2017	10,750	10,915
U.S. Treasury 0.75% 2018	11,000	11,059
U.S. Treasury 2.625% 2018	79,500	87,183
U.S. Treasury 3.50% 2018	22,650	25,734
U.S. Treasury 1.125% 2020	5,875	5,890
U.S. Treasury 8.75% 2020	26,900	41,367
U.S. Treasury 8.00% 2021	9,025	13,875
U.S. Treasury 1.625% 2022	262,450	262,127
U.S. Treasury 6.25% 2023	135,000	193,672
U.S. Treasury 6.75% 2026	4,575	7,082
U.S. Treasury 4.50% 2036	87,935	115,882
U.S. Treasury 4.625% 2040	16,775	22,730
U.S. Treasury 3.75% 2041	74,350	87,814
U.S. Treasury 4.75% 2041	59,125	81,796
U.S. Treasury 3.125% 2043	36,650	38,458
		1,779,043
U.S. Treasury inflation-protected securities[10] 0.59%

U.S. Treasury Inflation-Protected Security 1.875% 2013	31,593	31,770
U.S. Treasury Inflation-Protected Security 1.875% 2015	45,344	49,034
U.S. Treasury Inflation-Protected Security 0.125% 2017	179,137	190,841
U.S. Treasury Inflation-Protected Security 0.125% 2018	15,814	17,060
U.S. Treasury Inflation-Protected Security 0.125% 2022	86,473	94,436
U.S. Treasury Inflation-Protected Security 0.125% 2022	3,384	3,687
U.S. Treasury Inflation-Protected Security 0.125% 2023	40,574	43,832
Bonds, notes & loans
	Principal amount	Value
U.S. Treasury bonds & notes — U.S. Treasury inflation-protected securities[10] (continued)	(000)	(000)

U.S. Treasury Inflation-Protected Security 0.75% 2042	$ 6,163	$ 6,712
U.S. Treasury Inflation-Protected Security 0.625% 2043	43,940	46,113
		483,485
Total U.S. Treasury bonds & notes		2,262,528
Consumer discretionary 2.44%

Virgin Media Secured Finance PLC 6.50% 2018	8,800	9,416
Virgin Media Finance PLC 8.375% 2019[5]	41,674	47,248
Virgin Media Secured Finance PLC 5.25% 2021	12,400	13,385
Virgin Media Secured Finance PLC 5.375% 2021[5]	29,250	31,371
Virgin Media Finance PLC 4.875% 2022	5,825	5,971
Virgin Media Finance PLC 5.25% 2022	25,000	25,625
Boyd Gaming Corp. 6.75% 2014	3,159	3,171
Boyd Gaming Corp. 7.125% 2016	13,925	14,169
Boyd Gaming Corp. 9.125% 2018	88,575	98,761
Boyd Gaming Corp. 9.00% 2020[5]	5,000	5,475
MGM Resorts International 5.875% 2014	37,905	39,421
MGM Resorts International 6.625% 2015	22,500	24,750
MGM Resorts International 7.50% 2016	8,425	9,541
MGM Resorts International 8.625% 2019	2,425	2,886
MGM Resorts International 6.75% 2020[5]	7,350	8,085
MGM Resorts International 6.625% 2021	7,950	8,646
MGM Resorts International 7.75% 2022	19,000	21,803
Toys “R” Us-Delaware, Inc., Term Loan B, 6.00% 2016[6,7,8]	6,167	6,181
Toys “R” Us-Delaware, Inc. 7.375% 2016[5]	8,255	8,637
Toys “R” Us Property Co. II, LLC 8.50% 2017	14,125	15,237
Toys “R” Us Property Co. I, LLC 10.75% 2017	31,775	34,118
Toys “R” Us-Delaware, Inc., Term Loan B2, 5.25% 2018[6,7,8]	26,405	25,751
Comcast Corp. 5.90% 2016	10,000	11,438
Comcast Corp. 6.30% 2017	3,000	3,676
Comcast Corp. 2.85% 2023	5,000	5,155
Comcast Corp. 4.25% 2033	4,000	4,248
Comcast Corp. 5.65% 2035	7,000	8,569
Comcast Corp. 6.45% 2037	25,000	33,568
Comcast Corp. 6.95% 2037	10,275	14,472
Comcast Corp. 4.65% 2042	805	884
Time Warner Cable Inc. 7.50% 2014	7,900	8,399
Time Warner Cable Inc. 6.75% 2018	22,500	27,976
Time Warner Cable Inc. 5.00% 2020	19,000	21,971
Time Warner Cable Inc. 4.125% 2021	16,000	17,534
Time Warner Cable Inc. 4.50% 2042	4,000	3,825
EchoStar DBS Corp. 7.75% 2015	7,350	8,149
DISH DBS Corp. 4.625% 2017	45,105	46,007
DISH DBS Corp. 7.875% 2019	1,425	1,632
DISH DBS Corp. 6.75% 2021	17,400	18,879
DISH DBS Corp. 5.875% 2022	2,450	2,511
Limited Brands, Inc. 5.25% 2014	1,585	1,682
Limited Brands, Inc. 8.50% 2019	16,105	20,051
Limited Brands, Inc. 7.00% 2020	21,271	24,967
Limited Brands, Inc. 6.625% 2021	23,754	27,406
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 7.25% 2017	38,100	41,339
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 7.875% 2018	8,425	8,981
CCO Holdings LLC and CCO Holdings Capital Corp. 7.00% 2019	10,000	10,913
Bonds, notes & loans
	Principal amount	Value
Consumer discretionary (continued)	(000)	(000)

CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2024	$ 9,850	$10,281
NBCUniversal Media, LLC 2.10% 2014	3,000	3,045
NBCUniversal Media, LLC 2.875% 2016	10,000	10,586
NBCUniversal Enterprise, Inc. 0.965% 2018[5,6]	8,625	8,692
NBCUniversal Enterprise, Inc. 1.974% 2019[5]	1,835	1,868
NBCUniversal Media, LLC 4.375% 2021	3,750	4,334
NBCUniversal Media, LLC 2.875% 2023	4,430	4,565
NBCUniversal Enterprise, Inc. 5.25% (undated)[5]	37,105	38,025
Dollar General Corp. 1.875% 2018	13,000	13,088
Dollar General Corp. 3.25% 2023	41,500	41,714
Caesars Entertainment Operating Co. 11.25% 2017	24,365	25,888
Caesars Entertainment Operating Co. 9.00% 2020[5]	10,975	10,865
Caesars Entertainment Operating Co. 9.00% 2020[5]	9,000	8,910
Caesars Entertainment Operating Co. 9.00% 2020[5]	8,475	8,390
CityCenter Holdings, LLC and CityCenter Finance Corp. 7.625% 2016	49,200	53,075
Cox Communications, Inc. 5.45% 2014	1,599	1,724
Cox Communications, Inc. 5.875% 2016[5]	25,000	29,126
Cox Communications, Inc. 2.95% 2023[5]	11,375	11,376
Time Warner Inc. 5.875% 2016	8,000	9,325
Time Warner Companies, Inc. 7.25% 2017	1,500	1,868
Time Warner Inc. 4.75% 2021	15,500	18,026
Time Warner Inc. 3.40% 2022	2,150	2,273
Time Warner Inc. 6.25% 2041	6,650	8,329
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[5]	35,425	37,905
Videotron Ltd. 6.375% 2015	4,905	4,979
Quebecor Media Inc. 7.75% 2016	7,037	7,187
Quebecor Media Inc. 5.75% 2023[5]	23,975	25,114
DaimlerChrysler North America Holding Corp. 6.50% 2013	5,400	5,574
DaimlerChrysler North America Holding Corp. 1.30% 2015[5]	8,500	8,567
DaimlerChrysler North America Holding Corp. 2.625% 2016[5]	2,000	2,088
DaimlerChrysler North America Holding Corp. 2.40% 2017[5]	14,000	14,506
DaimlerChrysler North America Holding Corp. 8.50% 2031	2,000	3,179
Home Depot, Inc. 5.95% 2041	25,000	33,362
Neiman Marcus Group, Inc., Term Loan B, 4.00% 2018[6,7,8]	31,320	31,469
Revel Entertainment, Term Loan B, 9.00% 2017[6,7,8,9]	63,227	31,192
Tousa, Inc. 9.00% 2010[1,9]	10,675	6,437
Tousa, Inc. 9.00% 2010[1,9]	7,815	4,712
Tousa, Inc. 9.25% 2011[1,5,6,9]	33,175	20,005
Cinemark USA, Inc. 8.625% 2019	23,075	25,613
Cinemark USA, Inc. 5.125% 2022[5]	5,000	5,200
Burlington Coat Factory Warehouse Corp., Term Loan B1, 5.50% 2017[6,7,8]	22,288	22,617
Burlington Coat Factory Warehouse Corp. 10.00% 2019	6,700	7,529
Volkswagen International Finance NV 0.894% 2014[5,6]	10,000	10,028
Volkswagen International Finance NV 2.875% 2016[5]	4,000	4,220
Volkswagen International Finance NV 2.375% 2017[5]	14,500	15,124
CSC Holdings, Inc. 8.625% 2019	4,175	5,094
Cablevision Systems Corp. 8.00% 2020	20,000	23,100
News America Inc. 5.30% 2014	20,000	21,505
News America Inc. 8.00% 2016	1,000	1,225
News America Inc. 3.00% 2022	5,000	5,083
Royal Caribbean Cruises Ltd. 11.875% 2015	22,175	26,998
Royal Caribbean Cruises Ltd. 5.25% 2022	200	208
Walt Disney Co. 0.875% 2014	19,000	19,167
Walt Disney Co. 1.10% 2017	7,575	7,608
Bonds, notes & loans
	Principal amount	Value
Consumer discretionary (continued)	(000)	(000)

DIRECTV Holdings LLC and DIRECTV Financing Co., Inc. 3.50% 2016	$ 24,463	$ 26,070
Univision Communications Inc., Term Loan B, 4.448% 2017[6,7,8]	25,771	26,001
Mediacom LLC and Mediacom Capital Corp. 9.125% 2019	15,000	16,837
Mediacom LLC and Mediacom Capital Corp. 7.25% 2022	7,775	8,630
PETCO Animal Supplies, Inc. 9.25% 2018[5]	21,600	24,003
Marriott International, Inc., Series I, 6.375% 2017	19,000	22,350
RCI Banque 3.50% 2018[5]	21,000	21,393
Burger King Corp 0%/11.00% 2019[5,11]	23,475	20,570
Mohegan Tribal Gaming Authority 10.50% 2016[5]	6,275	6,275
Mohegan Tribal Gaming Authority 11.00% 2018[5,6,12]	13,725	13,245
Michaels Stores, Inc. 7.75% 2018	17,000	18,764
Warner Music Group 11.50% 2018	5,700	6,811
Warner Music Group 6.00% 2021[5]	10,800	11,610
J.C. Penney Co., Inc. 5.75% 2018	10,178	9,224
J.C. Penney Co., Inc. 5.65% 2020	10,135	8,754
Needle Merger Sub Corp. 8.125% 2019[5]	16,220	17,396
Marina District Finance Co., Inc. 9.50% 2015	14,500	15,519
Sally Holdings LLC and Sally Capital Inc. 6.875% 2019	11,950	13,429
Laureate Education, Inc. 9.25% 2019[5]	11,750	13,366
Tenneco Inc. 6.875% 2020	11,300	12,529
Seminole Tribe of Florida 6.535% 2020[5,7]	10,000	11,250
President & Fellows of Harvard College 3.619% 2037	10,000	10,108
Federated Department Stores, Inc. 6.90% 2029	7,925	9,843
Seneca Gaming Corp. 8.25% 2018[5]	7,925	8,599
Staples, Inc. 9.75% 2014	8,000	8,502
Thomson Reuters Corp. 5.95% 2013	3,625	3,664
Thomson Reuters Corp. 6.50% 2018	3,000	3,700
CBS Corp. 1.95% 2017	7,000	7,155
NCL Corp. Ltd. 5.00% 2018[5]	575	600
NCL Corp. Ltd. 9.50% 2018	5,404	6,147
Dynacast International LLC 9.25% 2019	5,575	6,188
Local T.V. Finance LLC 9.25% 2015[5,6,12]	5,730	5,773
WPP Finance 2010 4.75% 2021	4,750	5,286
Allison Transmission Holdings, Inc., Term Loan B2, 3.21% 2017[6,7,8]	5,008	5,032
Omnicom Group Inc. 3.625% 2022	4,000	4,164
Six Flags Entertainment Corp. 5.25% 2021[5]	3,000	3,113
		2,007,748
Telecommunication services 1.98%

Wind Acquisition SA 11.75% 2017[5]	128,405	138,356
Wind Acquisition SA 7.25% 2018[5]	50,980	54,039
Wind Acquisition SA 7.25% 2018[5]	15,040	15,867
Clearwire Communications and Clearwire Finance, Inc., Series B, 12.00% 2015[5]	79,320	85,021
Clearwire Communications and Clearwire Finance, Inc., Series A, 12.00% 2015[5]	53,475	57,319
Clearwire Communications and Clearwire Finance, Inc. 14.75% 2016[5]	6,125	8,514
Clearwire Communications and Clearwire Finance, Inc. 12.00% 2017[5]	38,045	44,513
Sprint Nextel Corp. 8.375% 2017	19,675	23,020
Sprint Nextel Corp. 9.125% 2017	39,446	46,645
Sprint Nextel Corp. 9.00% 2018[5]	5,000	6,162
Sprint Nextel Corp. 7.00% 2020	64,420	70,862
Sprint Nextel Corp. 11.50% 2021	20,975	29,129
Cricket Communications, Inc. 7.75% 2016	55,790	58,091
Leap Wireless International, Inc., Term Loan C, 4.75% 2020[6,7,8]	62,650	63,081
Cricket Communications, Inc. 7.75% 2020	47,725	48,799
Bonds, notes & loans
	Principal amount	Value
Telecommunication services (continued)	(000)	(000)

Verizon Communications Inc. 5.55% 2014	$61,384	$ 63,561
Verizon Communications Inc. 3.00% 2016	17,000	18,017
Verizon Communications Inc. 4.75% 2041	2,075	2,165
Verizon Communications Inc. 6.00% 2041	32,925	40,313
Verizon Communications Inc. 3.85% 2042	1,520	1,402
Frontier Communications Corp. 8.125% 2018	2,467	2,874
Frontier Communications Corp. 8.50% 2020	15,475	17,874
Frontier Communications Corp. 9.25% 2021	20,625	24,183
Frontier Communications Corp. 8.75% 2022	6,425	7,260
Frontier Communications Corp. 7.125% 2023	30,825	32,019
Frontier Communications Corp. 7.625% 2024	30,375	31,818
NII Capital Corp. 8.875% 2019	22,350	21,121
NII Capital Corp. 11.375% 2019[5]	33,500	38,860
NII Capital Corp. 7.625% 2021	58,010	51,629
MetroPCS Wireless, Inc. 6.25% 2021[5]	43,800	47,195
MetroPCS Wireless, Inc. 6.625% 2023[5]	43,775	47,222
LightSquared, Term Loan B, 12.00% 2014[7,8,9,12]	96,867	94,324
Vodafone Group PLC, Term Loan B, 6.875% 2015[7,8,12]	69,082	70,291
Vodafone Group PLC, Term Loan B, 6.25% 2016[7,8,12]	19,623	20,212
Telecom Italia Capital SA, Series B, 5.25% 2013	4,000	4,082
Telecom Italia Capital SA 5.25% 2015	10,535	11,257
Telecom Italia Capital SA 6.999% 2018	24,140	28,132
Telecom Italia Capital SA 7.175% 2019	2,000	2,378
Telefónica Emisiones, SAU 3.992% 2016	10,000	10,546
Telefónica Emisiones, SAU 3.192% 2018	8,500	8,614
Telefónica Emisiones, SAU 5.134% 2020	7,950	8,654
Telefónica Emisiones, SAU 4.57% 2023	7,000	7,199
SBC Communications Inc. 5.10% 2014	3,500	3,717
AT&T Inc. 2.40% 2016	9,000	9,396
SBC Communications Inc. 5.625% 2016	10,000	11,405
AT&T Inc. 4.30% 2042[5]	5,000	4,926
France Télécom 2.75% 2016	9,000	9,433
France Télécom 4.125% 2021	15,000	16,440
Trilogy International Partners, LLC 10.25% 2016[5]	24,750	24,502
Deutsche Telekom International Finance BV 4.875% 2014	10,000	10,492
Deutsche Telekom International Finance BV 9.25% 2032	8,420	13,256
Deutsche Telekom International Finance BV 4.875% 2042[5]	350	376
tw telecom holdings inc. 8.00% 2018	20,000	21,800
tw telecom holdings inc. 5.375% 2022	1,825	1,921
Crown Castle International Corp. 7.125% 2019	19,000	20,947
Syniverse Holdings, Inc. 9.125% 2019	7,800	8,677
Qwest Capital Funding, Inc. 7.625% 2021	3,900	4,458
SBA Communications Corp. 5.75% 2020[5]	3,375	3,607
Level 3 Communications, Inc. 11.875% 2019	3,000	3,544
		1,631,517
Industrials 1.79%

General Electric Co. 0.85% 2015	10,000	10,064
General Electric Capital Corp. 1.00% 2015	7,350	7,409
General Electric Capital Corp., Series A, 2.25% 2015	12,000	12,428
General Electric Capital Corp. 2.95% 2016	4,650	4,917
General Electric Capital Corp. 1.60% 2017	8,500	8,616
General Electric Capital Corp., Series A, 6.00% 2019	9,000	11,042
General Electric Capital Corp. 3.10% 2023	16,000	16,271
Bonds, notes & loans
	Principal amount	Value
Industrials (continued)	(000)	(000)

General Electric Co. 4.125% 2042	$ 11,000	$ 11,713
General Electric Capital Corp., Series B, junior subordinated 6.25% (undated)[6]	56,000	62,060
General Electric Capital Corp., Series A, junior subordinated 7.125% (undated)[6]	130,600	153,233
Ply Gem Industries, Inc. 9.375% 2017	9,000	9,979
Ply Gem Industries, Inc. 8.25% 2018	82,175	90,393
US Investigations Services, Inc., Term Loan B, 5.00% 2015[6,7,8]	13,204	13,138
US Investigations Services, Inc., Term Loan D, 7.75% 2015[6,7,8]	18,652	18,893
US Investigations Services, Inc. 10.50% 2015[5]	49,850	45,862
US Investigations Services, Inc. 11.75% 2016[5]	19,814	14,861
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	75,245	81,547
Continental Airlines, Inc., Series 1997-1, Class A, 7.461% 2016[7]	833	875
Continental Airlines, Inc., Series 2001-1, Class B, 7.373% 2017[7]	2,194	2,336
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 2018[7]	435	459
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 2018[7]	134	143
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[7]	5,403	5,859
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[7]	2,301	2,513
United Air Lines, Inc., Series 1996-A2, 7.87% 2019[1,7,9]	2,421	—
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 2019[7]	248	266
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[7]	12,068	13,456
Continental Airlines, Inc., Series 1999-1, Class B, 6.795% 2020[7]	276	289
Continental Airlines, Inc., Series 1999-2, Class A-1, 7.256% 2021[7]	477	526
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 2021[5,7]	4,420	4,574
Continental Airlines, Inc., Series 1999-2, Class B, 7.566% 2021[7]	996	1,052
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[7]	3,579	3,928
Continental Airlines, Inc., Series 2007-1, Class B, 6.903% 2022[7]	10,628	11,485
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[7]	2,783	3,176
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[7]	5,162	5,994
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022[7]	458	492
United Air Lines, Inc., Series 2007-1, Class A, 6.636% 2024[7]	7,232	7,947
DAE Aviation Holdings, Inc. 11.25% 2015[5]	1,786	1,833
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B, 6.25% 2018[6,7,8]	37,449	37,847
DAE Aviation Holdings, Inc., Term Loan B2, 6.25% 2018[6,7,8]	16,977	17,157
CEVA Group PLC 11.625% 2016[5]	3,725	3,869
CEVA Group PLC 8.375% 2017[5]	1,743	1,747
CEVA Group PLC 11.50% 2018[5]	28,080	18,533
CEVA Group PLC 12.75% 2020[5,9]	75,825	32,226
Nortek Inc. 10.00% 2018	22,255	25,120
Nortek Inc. 8.50% 2021	25,015	28,079
BE Aerospace, Inc. 5.25% 2022	49,405	52,863
JELD-WEN Escrow Corp. 12.25% 2017[5]	43,750	51,406
Northwest Airlines, Inc., Term Loan B, 3.79% 2013[6,7,8]	2,017	1,992
Northwest Airlines, Inc., Term Loan A, 2.04% 2018[6,7,8]	42,431	39,885
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024[7]	5,195	5,832
TransDigm Inc. 7.75% 2018	17,395	19,352
TransDigm Inc. 5.50% 2020[5]	22,000	23,595
Nielsen Finance LLC and Nielsen Finance Co. 11.625% 2014	25,868	27,905
Nielsen Finance LLC and Nielsen Finance Co. 7.75% 2018	1,000	1,119
Nielsen Finance LLC and Nielsen Finance Co. 4.50% 2020[5]	13,250	13,598
Navios Maritime Acquisition Corporation and Navios Acquisition Finance (US) Inc. 8.625% 2017	14,115	14,168
Navios Maritime Holdings Inc. 8.875% 2017	10,305	10,885
Navios Maritime Holdings Inc. and Navios Maritime Finance II (US) Inc. 8.125% 2019	14,585	13,892
Burlington Northern Santa Fe LLC 7.00% 2014	13,885	14,545
Burlington Northern Santa Fe LLC 4.10% 2021	7,000	7,908
Burlington Northern Santa Fe LLC 3.05% 2022	2,350	2,435
Bonds, notes & loans
	Principal amount	Value
Industrials (continued)	(000)	(000)

Burlington Northern Santa Fe LLC 3.00% 2023	$ 7,490	$ 7,712
Burlington Northern Santa Fe LLC 4.375% 2042	850	885
Burlington Northern Santa Fe LLC 4.45% 2043	500	528
Euramax International, Inc. 9.50% 2016	31,755	31,358
Beechcraft Holdings, LLC., Term Loan, 5.75% 2020[6,7,8]	30,900	30,990
Union Pacific Corp. 5.125% 2014	15,325	15,880
Union Pacific Corp. 5.75% 2017	2,065	2,468
Union Pacific Corp. 5.70% 2018	8,000	9,718
Union Pacific Corp. 4.25% 2043	1,500	1,589
HD Supply, Inc. 11.50% 2020	23,055	27,493
ARAMARK Corp. 8.625% 2016[5,6,12]	2,000	2,020
ARAMARK Corp., Term Loan D, 4.00% 2019[6,7,8]	19,000	19,277
Esterline Technologies Corp. 7.00% 2020	16,590	18,415
R.R. Donnelley & Sons Co. 7.25% 2018[3]	11,400	12,455
R.R. Donnelley & Sons Co. 7.875% 2021[3]	3,850	4,216
Watco Companies 6.375% 2023[5]	15,810	16,561
United Technologies Corp. 1.80% 2017	6,905	7,139
United Technologies Corp. 3.10% 2022	4,900	5,224
United Technologies Corp. 4.50% 2042	1,765	1,962
Honeywell International Inc. 3.875% 2014	13,605	13,983
TRAC Intermodal 11.00% 2019[5]	12,225	13,509
Florida East Coast Railway Corp. 8.125% 2017	12,075	12,996
CNH Capital LLC 3.875% 2015	12,000	12,480
Norfolk Southern Corp. 5.75% 2016	6,710	7,570
Norfolk Southern Corp. 5.75% 2018	2,000	2,403
Norfolk Southern Corp. 3.00% 2022	1,000	1,039
Norfolk Southern Corp. 3.95% 2042	850	836
RBS Global, Inc. and Rexnord LLC 8.50% 2018	9,950	10,945
Kansas City Southern de México, SA de CV 8.00% 2018	10,000	10,937
Volvo Treasury AB 5.95% 2015[5]	8,835	9,593
American Airlines, Inc., Series 2011-2, Class A, 8.625% 2023[7]	8,190	8,640
Atlas Copco AB 5.60% 2017[5]	7,405	8,505
European Aeronautic Defence and Space Company 2.70% 2023[5]	6,000	6,037
ERAC USA Finance Co. 5.25% 2020[5]	5,000	5,874
ADS Waste Escrow 8.25% 2020[5]	4,675	5,131
Canadian National Railway Co. 1.45% 2016	5,010	5,114
CSX Corp. 6.25% 2015	3,460	3,820
Odebrecht Finance Ltd 5.125% 2022[5]	1,080	1,158
Odebrecht Finance Ltd 7.125% 2042[5]	2,250	2,588
Hawker Beechcraft Acquisition Co., LLC, Letter of Credit, 2.059% 2014[6,7,8]	3,090	1,685
Hawker Beechcraft Acquisition Co., LLC 8.50% 2015[9]	3,570	339
Hawker Beechcraft Acquisition Co., LLC 8.875% 2015[9,12]	14,057	1,335
Silver II Borrower S.C.A./Silver II U.S. Holdings, LLC 7.75% 2020[5]	2,000	2,155
Danaher Corp. 2.30% 2016	2,000	2,100
BakerCorp International, Inc. 8.25% 2019	2,000	2,090
ABB Finance (USA) Inc. 1.625% 2017	1,000	1,017
ABB Finance (USA) Inc. 2.875% 2022	1,000	1,034
John Deere Capital Corp., Series D, 5.75% 2018	575	702
The Boeing Company 0.95% 2018	640	633
		1,477,725
Energy 1.77%

Transocean Inc. 5.05% 2016	22,500	25,113
Transocean Inc. 2.50% 2017	2,080	2,121
Transocean Inc. 6.375% 2021	59,490	71,390
Bonds, notes & loans
	Principal amount	Value
Energy (continued)	(000)	(000)

Transocean Inc. 3.80% 2022	$ 5,805	$ 5,903
TransCanada PipeLines Ltd. 7.625% 2039	10,750	16,034
TransCanada PipeLines Ltd., junior subordinated 6.35% 2067[6]	61,150	65,346
Anadarko Petroleum Corp. 5.95% 2016	10,500	12,083
Anadarko Petroleum Corp. 6.375% 2017	13,500	16,176
Anadarko Petroleum Corp. 8.70% 2019	37,880	51,209
Anadarko Petroleum Corp. 6.20% 2040	500	635
Kinder Morgan Energy Partners, LP 3.50% 2016	33,950	36,307
Kinder Morgan Energy Partners, LP 6.00% 2017	2,950	3,436
Kinder Morgan Energy Partners, LP 9.00% 2019	1,660	2,248
Kinder Morgan Energy Partners, LP 4.15% 2022	12,145	13,262
Kinder Morgan Energy Partners, LP 3.45% 2023	15,000	15,584
Kinder Morgan Energy Partners, LP 6.95% 2038	750	992
Kinder Morgan Energy Partners, LP 5.00% 2042	2,500	2,692
Total Capital SA 3.00% 2015	11,500	12,100
Total Capital SA 3.125% 2015	1,200	1,273
Total Capital International 1.55% 2017	20,000	20,421
Total Capital Canada Ltd. 1.45% 2018	5,810	5,898
Total Capital International 2.875% 2022	7,430	7,796
Total Capital International 2.70% 2023	9,655	9,906
Total Capital Canada Ltd. 2.75% 2023	4,760	4,854
Alpha Natural Resources, Inc. 9.75% 2018	27,265	29,719
Alpha Natural Resources, Inc. 6.00% 2019	14,810	13,921
Alpha Natural Resources, Inc. 6.25% 2021	18,385	17,006
Peabody Energy Corp. 6.00% 2018	30,025	32,540
Peabody Energy Corp. 6.25% 2021	22,475	24,076
Petrobras International Finance Co. 5.75% 2020	6,535	7,410
Petrobras International Finance Co. 5.375% 2021	39,785	44,138
Petrobras International Finance Co. 6.75% 2041	580	692
NGPL PipeCo LLC 7.119% 2017[5]	3,100	3,243
NGPL PipeCo LLC 9.625% 2019[5]	43,880	48,487
CONSOL Energy Inc. 8.00% 2017	6,750	7,324
CONSOL Energy Inc. 8.25% 2020	36,275	40,809
Ras Laffan Liquefied Natural Gas III 5.50% 2014[5]	2,400	2,553
Ras Laffan Liquefied Natural Gas III 6.75% 2019	4,000	5,010
Ras Laffan Liquefied Natural Gas III 6.75% 2019[5]	1,000	1,253
Ras Laffan Liquefied Natural Gas II 5.298% 2020[5,7]	23,515	26,161
Ras Laffan Liquefied Natural Gas III 5.838% 2027[5,7]	10,325	12,338
El Paso Pipeline Partners Operating Co., LLC 5.00% 2021	11,500	13,326
El Paso Pipeline Partners Operating Co., LLC 4.70% 2042	31,015	31,199
Enterprise Products Operating LLC 5.20% 2020	11,250	13,431
Enterprise Products Operating LLC 3.35% 2023	23,750	24,849
Enterprise Products Operating LLC 4.85% 2044	2,250	2,431
Enbridge Energy Partners, LP, Series B, 6.50% 2018	5,225	6,276
Enbridge Energy Partners, LP 9.875% 2019	10,500	14,379
Enbridge Energy Partners, LP 4.20% 2021	185	200
Enbridge Energy Partners, LP, Series B, 7.50% 2038	6,000	7,877
Enbridge Energy Partners, LP 5.50% 2040	10,000	10,868
Laredo Petroleum, Inc. 9.50% 2019	34,200	39,159
StatoilHydro ASA 3.875% 2014	10,000	10,329
StatoilHydro ASA 1.80% 2016	10,000	10,385
Statoil ASA 3.125% 2017	10,000	10,898
StatoilHydro ASA 5.25% 2019	2,000	2,425
Statoil ASA 3.15% 2022	1,150	1,238
Statoil ASA 4.25% 2041	3,000	3,268
Bonds, notes & loans
	Principal amount	Value
Energy (continued)	(000)	(000)

Chevron Corp. 1.104% 2017	$ 6,375	$ 6,412
Chevron Corp. 4.95% 2019	4,600	5,508
Chevron Corp. 2.355% 2022	26,250	26,441
Arch Coal, Inc. 7.00% 2019	26,800	24,991
Arch Coal, Inc. 7.25% 2021	13,125	12,075
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 2018[5,7]	24,484	25,672
Shell International Finance BV 4.00% 2014	20,000	20,651
Shell International Finance BV 2.25% 2023	5,025	5,008
PDC Energy Inc. 7.75% 2022[5]	23,375	25,654
Devon Energy Corp. 1.875% 2017	6,990	7,112
Devon Energy Corp. 3.25% 2022	18,000	18,517
Woodside Finance Ltd. 4.60% 2021[5]	21,655	24,548
Energy Transfer Partners, L.P. 3.60% 2023	19,400	19,842
Energy Transfer Partners, L.P. 6.50% 2042	955	1,156
Energy Transfer Partners, L.P. 5.15% 2043	3,000	3,145
Enbridge Inc. 5.60% 2017	20,067	23,122
Williams Partners L.P. 4.125% 2020	6,500	7,105
Williams Partners L.P. and Williams Partners Finance Corp. 5.25% 2020	1,960	2,278
Williams Partners L.P. 4.00% 2021	11,820	12,706
BG Energy Capital PLC 2.50% 2015[5]	7,000	7,290
BG Energy Capital PLC 2.875% 2016[5]	11,505	12,230
BG Energy Capital PLC 4.00% 2021[5]	1,800	2,021
Spectra Energy Partners, LP 2.95% 2016	3,750	3,910
Spectra Energy Partners 4.60% 2021	15,730	17,119
Gaz Capital SA, Series 7, 6.212% 2016	5,600	6,303
Gazprom OJSC 3.85% 2020[5]	2,750	2,797
Gazprom OJSC, Series 9, 6.51% 2022	2,000	2,343
Gazprom OJSC 6.51% 2022[5]	500	586
Gazprom OJSC 4.95% 2028[5]	3,000	3,012
Gazprom OJSC 7.288% 2037[5]	4,650	5,789
Cenovus Energy Inc. 4.50% 2014	12,000	12,605
Cenovus Energy Inc. 3.00% 2022	4,115	4,216
Cenovus Energy Inc. 6.75% 2039	2,500	3,367
Apache Corp. 2.625% 2023	17,000	16,894
Apache Corp. 4.25% 2044	3,250	3,234
Sabine Pass Liquefaction, LLC 5.625% 2021[5]	19,150	19,868
Reliance Holdings Ltd. 4.50% 2020	10,000	10,755
Reliance Holdings Ltd. 4.50% 2020[5]	1,260	1,355
Reliance Holdings Ltd. 5.40% 2022[5]	4,350	4,912
Regency Energy Partners LP and Regency Energy Finance Corp. 6.50% 2021	2,800	3,150
Regency Energy Partners LP and Regency Energy Finance Corp. 5.50% 2023	12,075	13,283
Energy Transfer Partners, L.P. 7.50% 2020	12,250	14,394
MarkWest Energy Partners, LP 4.50% 2023	12,500	13,094
MarkWest Energy Partners, LP 5.50% 2023	1,050	1,158
Access Midstream Partners, L.P. 4.875% 2023	9,150	9,493
Canadian Natural Resources Ltd. 5.70% 2017	7,350	8,613
Marathon Oil Corp. 0.90% 2015	8,500	8,524
ConocoPhillips 1.05% 2017	8,500	8,522
Western Gas Partners LP 4.00% 2022	7,325	7,748
Petróleos Mexicanos 5.50% 2044	6,935	7,611
Denbury Resources Inc. 4.625% 2023	6,125	6,194
Southwestern Energy Co. 4.10% 2022	4,980	5,384
Transportadora de Gas Peru S.A. 4.25% 2028[5]	4,425	4,443
Bonanza Creek Energy, Inc. 6.75% 2021[5]	2,200	2,332
Bonds, notes & loans
	Principal amount	Value
Energy (continued)	(000)	(000)

Teekay Corp. 8.50% 2020	$ 1,800	$ 1,985
Odebrecht Drilling Norbe VIII/IX Ltd 6.35% 2021[5,7]	1,767	1,970
Husky Energy Inc. 5.90% 2014	1,000	1,056
Transportadora de Gas Internacional 5.70% 2022[5]	850	941
Dolphin Energy Ltd. 5.50% 2021[5]	325	386
		1,454,827
Health care 1.55%

Amgen Inc. 2.50% 2016	21,375	22,437
Amgen Inc. 2.125% 2017	8,500	8,808
Amgen Inc. 3.875% 2021	20,400	22,636
Amgen Inc. 5.375% 2043	54,310	65,166
inVentiv Health Inc. 9.00% 2018[5]	35,035	37,137
inVentiv Health Inc. 10.75% 2018[5]	53,835	47,106
inVentiv Health Inc. 11.00% 2018[5]	22,915	20,051
Kinetic Concepts, Inc. 10.50% 2018	56,872	64,123
Kinetic Concepts, Inc. 12.50% 2019	21,930	23,739
Express Scripts Inc. 2.75% 2014	1,000	1,029
Medco Health Solutions, Inc. 2.75% 2015	6,305	6,574
Express Scripts Inc. 3.125% 2016	24,864	26,337
Express Scripts Inc. 3.50% 2016	4,000	4,313
Express Scripts Inc. 7.25% 2019	8,985	11,491
Express Scripts Inc. 4.75% 2021	1,000	1,158
Express Scripts Inc. 3.90% 2022	9,500	10,387
Express Scripts Inc. 6.125% 2041	1,750	2,283
Quintiles, Term Loan B-2, 4.50% 2018[6,7,8]	57,269	58,056
Boston Scientific Corp. 6.40% 2016	21,735	24,870
Boston Scientific Corp. 6.00% 2020	23,580	27,878
AbbVie Inc. 1.75% 2017[5]	8,500	8,637
AbbVie Inc. 2.90% 2022[5]	10,000	10,228
AbbVie Inc. 4.40% 2042[5]	26,270	27,896
Elan Finance PLC and Elan Finance Corp. 6.25% 2019[5]	39,345	46,460
VWR Funding, Inc. 7.25% 2017[5]	36,795	39,371
VPI Escrow Corp. 6.375% 2020[5]	33,840	37,647
Novartis Capital Corp. 4.125% 2014	17,250	17,741
Novartis Capital Corp. 2.90% 2015	14,000	14,672
Novartis Securities Investment Ltd. 5.125% 2019	4,000	4,798
GlaxoSmithKline Capital Inc. 4.85% 2013	13,500	13,521
GlaxoSmithKline Capital Inc. 1.50% 2017	10,160	10,371
GlaxoSmithKline Capital Inc. 2.85% 2022	6,000	6,243
GlaxoSmithKline Capital Inc. 4.20% 2043	6,000	6,405
Patheon Inc., Term Loan B1, 7.25% 2018[6,7,8]	33,934	34,740
PTS Acquisition Corp. 9.50% 2015[12]	34,252	34,509
Symbion Inc. 8.00% 2016	32,230	34,325
Humana Inc. 4.625% 2042	30,000	30,560
Gilead Sciences, Inc. 3.05% 2016	10,265	11,028
Gilead Sciences, Inc. 4.40% 2021	15,010	17,254
Gilead Sciences, Inc. 5.65% 2041	1,215	1,528
Roche Holdings, Inc. 6.00% 2019[5]	14,250	17,802
Roche Holdings, Inc. 7.00% 2039[5]	7,250	10,850
Cardinal Health, Inc. 4.00% 2015	3,000	3,192
Cardinal Health, Inc. 5.80% 2016	10,000	11,531
Cardinal Health, Inc. 1.90% 2017	740	756
Cardinal Health, Inc. 1.70% 2018	9,125	9,167
Bonds, notes & loans
	Principal amount	Value
Health care (continued)	(000)	(000)

Cardinal Health, Inc. 3.20% 2023	$ 1,745	$ 1,778
Centene Corp. 5.75% 2017	23,240	25,128
Bausch & Lomb Inc. 9.875% 2015	8,616	8,950
Bausch & Lomb Inc., Bridge Loan, 6.25% 2018[6,7,8,12]	15,655	15,782
Aetna Inc. 1.50% 2017	11,335	11,437
Aetna Inc. 2.75% 2022	13,000	12,980
Grifols Inc. 8.25% 2018	21,643	23,861
UnitedHealth Group Inc. 1.40% 2017	460	465
UnitedHealth Group Inc. 6.00% 2017	12,430	14,819
UnitedHealth Group Inc. 1.625% 2019	4,500	4,539
UnitedHealth Group Inc. 2.75% 2023	660	667
UnitedHealth Group Inc. 2.875% 2023	1,500	1,527
UnitedHealth Group Inc. 3.95% 2042	210	207
HCA Inc. 6.375% 2015	7,400	7,992
HCA Inc., Term Loan B2, 3.534% 2017[6,7,8]	6,292	6,317
HCA Inc. 6.50% 2020	6,475	7,495
Surgical Care Affiliates, Inc. 8.875% 2015[5]	6,591	6,723
Surgical Care Affiliates, Inc. 10.00% 2017[5]	9,500	9,951
Teva Pharmaceutical Financial IV LLC, 2.25% 2020	15,655	15,976
Catalent Pharma Solutions Inc., Term Loan, 6.50% 2020[6,7,8]	15,430	15,633
McKesson Corp. 0.95% 2015	1,135	1,141
McKesson Corp. 3.25% 2016	7,525	8,043
McKesson Corp. 1.40% 2018	745	749
McKesson Corp. 4.75% 2021	3,475	4,077
McKesson Corp. 2.70% 2022	405	409
McKesson Corp. 2.85% 2023	650	664
Multiplan Inc. 9.875% 2018[5]	11,200	12,670
Apria Healthcare Group Inc., Term Loan B, 6.75% 2020[6,7,8]	12,500	12,537
Merck & Co., Inc. 1.10% 2018	11,500	11,590
Pfizer Inc 5.35% 2015	10,040	10,927
HealthSouth Corp. 5.75% 2024	10,537	10,906
WellPoint, Inc. 6.00% 2014	10,000	10,417
Rotech Healthcare Inc. 10.50% 2018[9]	19,690	9,845
Endo Pharmaceuticals Holdings Inc. 7.00% 2019	2,450	2,695
Endo Pharmaceuticals Holdings Inc. 7.00% 2020	6,350	7,001
Coventry Health Care, Inc. 6.30% 2014	8,370	8,921
INC Research LLC 11.50% 2019[5]	7,330	8,063
Tenet Healthcare Corp. 4.50% 2021[5]	7,040	7,198
DENTSPLY International Inc. 2.75% 2016	5,620	5,844
Catholic Health Initiatives, Series 2012, 1.60% 2017	1,000	1,015
		1,273,750
Information technology 1.04%

First Data Corp. 11.25% 2016	151,700	155,113
First Data Corp., Term Loan 1L, 4.20% 2017[6,7,8]	32,556	32,546
First Data Corp. 7.375% 2019[5]	28,325	30,945
First Data Corp. 6.75% 2020[5]	16,450	17,725
First Data Corp. 8.25% 2021[5]	32,230	34,406
First Data Corp. 12.625% 2021	33,089	36,067
First Data Corp. 8.75% 2022[5,6,12]	85,616	92,465
SRA International, Inc., Term Loan B, 6.50% 2018[6,7,8]	70,195	70,399
SRA International, Inc. 11.00% 2019	58,195	61,978
SunGard Data Systems Inc. 7.375% 2018	34,725	37,677
SunGard Data Systems Inc. 7.625% 2020	23,840	26,462
Bonds, notes & loans
	Principal amount	Value
Information technology (continued)	(000)	(000)

Freescale Semiconductor, Inc. 10.125% 2016	$ 4,500	$ 4,652
Freescale Semiconductor, Inc. 9.25% 2018[5]	18,000	19,890
Freescale Semiconductor, Inc. 10.125% 2018[5]	24,756	27,541
International Business Machines Corp. 1.95% 2016	10,000	10,386
International Business Machines Corp. 2.00% 2016	35,000	36,313
International Business Machines Corp. 1.25% 2018	3,000	3,044
International Business Machines Corp. 5.60% 2039	96	124
International Business Machines Corp. 4.00% 2042	910	947
Jabil Circuit, Inc. 8.25% 2018	20,925	25,424
Jabil Circuit, Inc. 5.625% 2020	11,150	12,014
Jabil Circuit, Inc. 4.70% 2022	2,050	2,091
Cisco Systems, Inc. 2.90% 2014	10,000	10,398
Cisco Systems, Inc. 4.95% 2019	20,000	23,710
Lawson Software, Inc. 9.375% 2019	16,500	18,893
Ceridian Corp. 11.25% 2015	15,000	15,619
Hughes Satellite Systems Corp. 6.50% 2019	9,550	10,672
Hughes Satellite Systems Corp. 7.625% 2021	1,175	1,354
Serena Software, Inc. 10.375% 2016	10,776	10,938
Xerox Corp. 6.40% 2016	768	866
Xerox Corp. 2.95% 2017	7,940	8,240
Xerox Corp. 6.75% 2017	360	419
Oracle Corp. 1.20% 2017	7,065	7,117
Microsoft Corp. 2.375% 2023	3,500	3,508
Microsoft Corp. 3.75% 2043	1,000	1,000
Samsung Electronics America, Inc. 1.75% 2017[5]	3,500	3,561
NXP BV and NXP Funding LLC 9.75% 2018[5]	1,795	2,037
		856,541
Materials 0.98%

ArcelorMittal 5.375% 2013	4,750	4,763
ArcelorMittal 4.25% 2015[6]	5,500	5,750
ArcelorMittal 5.00% 2017[6]	15,680	16,649
ArcelorMittal 6.00% 2021[6]	7,430	7,885
ArcelorMittal 6.75% 2022[6]	33,295	36,587
ArcelorMittal 7.25% 2041[6]	50,296	51,639
Inmet Mining Corp. 8.75% 2020[5]	54,372	58,994
Inmet Mining Corp. 7.50% 2021[5]	25,260	26,523
Reynolds Group Inc. 7.125% 2019	8,000	8,660
Reynolds Group Inc. 7.875% 2019	1,555	1,749
Reynolds Group Inc. 9.875% 2019	3,810	4,286
Reynolds Group Inc. 5.75% 2020	56,070	58,874
FMG Resources 6.375% 2016[5]	3,000	3,116
FMG Resources 6.00% 2017[5]	33,405	34,908
FMG Resources 6.875% 2018[5]	11,135	11,901
FMG Resources 8.25% 2019[5]	3,700	4,089
Xstrata Canada Financial Corp. 2.85% 2014[5]	5,000	5,124
Xstrata Canada Financial Corp. 2.45% 2017[5]	7,500	7,637
Xstrata Canada Financial Corp. 3.60% 2017[5]	5,000	5,284
Xstrata Canada Financial Corp. 4.95% 2021[5]	11,500	12,545
Xstrata Canada Financial Corp. 4.00% 2022[5]	2,000	2,032
Ball Corp. 7.125% 2016	12,700	13,462
Ball Corp. 5.75% 2021	8,615	9,433
Ball Corp. 5.00% 2022	8,215	8,770
Bonds, notes & loans
	Principal amount	Value
Materials (continued)	(000)	(000)

Cliffs Natural Resources Inc. 4.875% 2021	$30,242	$ 30,591
Cliffs Natural Resources Inc. 6.25% 2040	1,000	980
Ryerson Inc. 9.00% 2017[5]	18,525	20,262
Ryerson Inc. 11.25% 2018[5]	9,475	10,280
Rio Tinto Finance (USA) Ltd. 8.95% 2014	2,500	2,704
Rio Tinto Finance (USA) Ltd. 2.25% 2016	9,000	9,357
Rio Tinto Finance (USA) Ltd. 1.625% 2017	8,500	8,625
Rio Tinto Finance (USA) Ltd. 9.00% 2019	3,000	4,156
Rio Tinto Finance (USA) Ltd. 2.875% 2022	4,000	3,996
Newpage Corp., Term Loan B, 7.75% 2019[6,7,8]	25,810	26,487
Consolidated Minerals Ltd. 8.875% 2016[5]	26,455	25,661
U.S. Coatings Acquisition Inc. and Flash Dutch 2 BV, Term Loan B, 4.75% 2020[6,7,8]	17,095	17,337
U.S. Coatings Acquisition Inc. and Flash Dutch 2 BV 7.375% 2021[5]	7,310	7,831
Walter Energy, Inc. 9.875% 2020[5]	14,075	15,412
Walter Energy, Inc. 8.50% 2021[5]	8,475	8,835
JMC Steel Group Inc. 8.25% 2018[5]	22,603	23,761
Newcrest Finance Pty Ltd. 4.45% 2021[5]	11,165	11,666
Newcrest Finance Pty Ltd. 4.20% 2022[5]	9,920	10,115
International Paper Co. 7.40% 2014	12,500	13,360
International Paper Co. 7.30% 2039	5,615	7,731
BHP Billiton Finance (USA) Ltd. 5.50% 2014	11,730	12,281
BHP Billiton Finance (USA) Ltd. 1.00% 2015	3,000	3,031
BHP Billiton Finance (USA) Ltd. 1.625% 2017	3,000	3,072
MacDermid 9.50% 2017[5]	12,850	13,316
Georgia Gulf Corp. 4.625% 2021[5]	7,750	8,167
Georgia Gulf Corp. 4.875% 2023[5]	3,250	3,408
PQ Corp. 8.75% 2018[5]	9,700	10,525
Teck Resources Ltd. 4.75% 2022	5,745	6,213
Teck Resources Ltd. 6.25% 2041	1,750	1,905
Teck Resources Ltd. 5.20% 2042	2,000	1,931
E.I. du Pont de Nemours and Co. 0.704% 2014[6]	10,000	10,040
Ecolab Inc. 3.00% 2016	7,455	7,933
Ecolab Inc. 4.35% 2021	1,000	1,128
Ecolab Inc. 5.50% 2041	750	909
Praxair, Inc. 4.375% 2014	1,000	1,036
Praxair, Inc. 1.05% 2017	8,500	8,518
OMNOVA Solutions Inc. 7.875% 2018	8,500	9,191
Smurfit Capital Funding PLC 7.50% 2025	7,125	7,944
Taminco Global Chemical Corp. 9.75% 2020[5]	4,940	5,632
Anglo American Capital PLC 2.15% 2013[5]	5,000	5,025
Dow Chemical Co. 5.25% 2041	4,000	4,545
Graphic Packaging International, Inc. 4.75% 2021	3,550	3,705
Ardagh Packaging Finance 4.875% 2022[5]	3,535	3,623
Caraustar, Term Loan, 7.50% 2019[6,7,8]	3,120	3,151
Packaging Dynamics Corp. 8.75% 2016[5]	2,865	3,005
Sealed Air Corp. 5.25% 2023[5]	2,670	2,770
Arbermarle Corp. 5.10% 2015	2,570	2,738
Crown Holdings, Inc. 4.50% 2023[5]	2,315	2,376
Holcim Ltd. 6.00% 2019[5]	1,607	1,891
Airgas, Inc. 7.125% 2018	1,250	1,325
CEMEX España, SA 9.25% 2020[5]	979	1,082
		811,223
Bonds, notes & loans
	Principal amount	Value
Consumer staples 0.92%	(000)	(000)

Altria Group, Inc. 9.70% 2018	$ 6,081	$ 8,535
Altria Group, Inc. 9.25% 2019	18,542	25,906
Altria Group, Inc. 4.75% 2021	3,000	3,452
Altria Group, Inc. 2.95% 2023	4,875	4,868
Altria Group, Inc. 9.95% 2038	23,500	39,326
Altria Group, Inc. 4.25% 2042	23,000	22,254
Anheuser-Busch InBev NV 0.637% 2014[6]	15,150	15,215
Anheuser-Busch InBev NV 3.625% 2015	21,000	22,227
Anheuser-Busch InBev NV 4.125% 2015	10,000	10,594
Anheuser-Busch InBev NV 0.80% 2016	2,500	2,513
Anheuser-Busch InBev NV 1.375% 2017	10,500	10,652
Anheuser-Busch InBev NV 1.25% 2018	2,500	2,522
Anheuser-Busch InBev NV 7.75% 2019	25,000	33,021
Anheuser-Busch InBev NV 2.625% 2023	2,000	2,030
SABMiller Holdings Inc. 1.85% 2015[5]	2,000	2,039
SABMiller Holdings Inc. 2.45% 2017[5]	14,865	15,584
SABMiller Holdings Inc. 3.75% 2022[5]	26,000	28,488
SABMiller Holdings Inc. 4.95% 2042[5]	7,000	8,104
Kraft Foods Inc. 1.625% 2015	2,000	2,035
Kraft Foods Inc. 2.25% 2017	4,105	4,273
Kraft Foods Inc. 5.375% 2020	4,712	5,672
Kraft Foods Inc. 3.50% 2022	3,000	3,205
Kraft Foods Inc. 5.00% 2042	32,000	36,456
Pernod Ricard SA 2.95% 2017[5]	23,000	24,229
Pernod Ricard SA 4.45% 2022[5]	8,500	9,501
Pernod Ricard SA 5.50% 2042[5]	3,000	3,497
Constellation Brands, Inc. 8.375% 2014	3,675	4,079
Constellation Brands, Inc. 7.25% 2017	16,425	19,217
Constellation Brands, Inc. 3.75% 2021	1,750	1,750
Constellation Brands, Inc. 6.00% 2022	2,825	3,274
Constellation Brands, Inc. 4.25% 2023	8,250	8,250
Rite Aid Corp. 10.25% 2019	19,590	22,675
Rite Aid Corp. 8.00% 2020	11,450	13,139
Imperial Tobacco Finance PLC 2.05% 2018[5]	13,500	13,703
Imperial Tobacco Finance PLC 3.50% 2023[5]	12,500	12,829
Wal-Mart Stores, Inc. 2.875% 2015	10,000	10,485
Wal-Mart Stores, Inc. 2.80% 2016	10,000	10,632
Wal-Mart Stores, Inc. 2.55% 2023	5,000	5,052
Coca-Cola Co. 1.50% 2015	10,590	10,857
Coca-Cola Co. 1.80% 2016	12,000	12,464
Coca-Cola Co. 3.15% 2020	2,000	2,190
ConAgra Foods, Inc. 1.30% 2016	2,295	2,318
ConAgra Foods, Inc. 1.90% 2018	4,365	4,450
ConAgra Foods, Inc. 3.20% 2023	12,080	12,380
ConAgra Foods, Inc. 4.65% 2043	4,000	4,225
British American Tobacco International Finance PLC 2.125% 2017[5]	10,500	10,880
British American Tobacco International Finance PLC 9.50% 2018[5]	8,705	12,125
Stater Bros. Holdings Inc. 7.75% 2015	11,325	11,382
Stater Bros. Holdings Inc. 7.375% 2018	8,575	9,240
Procter & Gamble Co. 3.50% 2015	17,250	18,172
Unilever Capital Corp. 3.65% 2014	17,500	17,930
PepsiCo, Inc. 3.10% 2015	10,000	10,463
PepsiCo, Inc. 2.50% 2016	5,000	5,260
General Mills, Inc. 0.64% 2014[6]	15,000	15,040
Bonds, notes & loans
	Principal amount	Value
Consumer staples (continued)	(000)	(000)

Philip Morris International Inc. 1.125% 2017	$ 1,000	$ 1,001
Philip Morris International Inc. 2.625% 2023	11,500	11,576
Philip Morris International Inc. 4.125% 2043	2,000	2,040
Tyson Foods, Inc. 6.60% 2016[6]	11,500	13,205
Diageo Capital PLC 5.50% 2016	11,161	12,859
Reynolds American Inc. 3.25% 2022	9,650	9,738
Reynolds American Inc. 4.75% 2042	3,000	2,991
Kimberly-Clark Corp. 7.50% 2018	9,000	11,960
Heineken NV 1.40% 2017[5]	7,485	7,514
Heineken NV 2.75% 2023[5]	4,000	4,008
Albertson’s, Inc. 7.25% 2013	10,730	10,730
Kraft Foods Inc. 6.125% 2018	2,500	3,003
Kraft Foods Inc. 5.375% 2020	5,479	6,564
Del Monte Corp. 7.625% 2019	6,125	6,561
Smithfield Foods, Inc. 7.75% 2017	2,000	2,360
Smithfield Foods, Inc. 6.625% 2022	3,400	3,783
Brasil Foods SA 5.875% 2022[5]	3,250	3,707
Brasil Foods SA 5.875% 2022	1,500	1,711
Wesfarmers Ltd. 1.874% 2018[5]	4,250	4,318
TreeHouse Foods, Inc. 7.75% 2018	3,100	3,364
		753,652
Utilities 0.70%

Consumers Energy Co., First Mortgage Bonds, 6.70% 2019	26,800	34,813
Consumers Energy Co. 5.65% 2020	7,155	8,911
CMS Energy Corp. 6.25% 2020	20,000	24,695
Consumers Energy Co. 2.85% 2022	11,538	12,122
CMS Energy Corp. 5.05% 2022	8,817	10,354
TXU, Term Loan, 3.70% 2014[6,7,8]	3,000	2,260
TXU, Term Loan, 4.70% 2017[6,7,8]	81,204	59,848
Texas Competitive Electric Holdings Co. LLC 11.50% 2020[5]	28,935	22,931
Electricité de France SA 5.50% 2014[5]	19,000	19,679
Electricité de France SA 6.95% 2039[5]	8,000	10,599
Electricité de France SA subordinated 5.25% (undated)[5,6]	25,505	25,707
Nevada Power Co., General and Refunding Mortgage Notes, Series M, 5.95% 2016	13,700	15,556
Nevada Power Co., General and Refunding Mortgage Notes, Series V, 7.125% 2019	11,839	15,295
NV Energy, Inc 6.25% 2020	17,500	21,698
AES Corp. 7.75% 2015	10,000	11,500
AES Corp. 8.00% 2017	4,000	4,810
AES Corp. 8.00% 2020	7,000	8,523
AES Corp. 7.375% 2021	10,125	12,099
MidAmerican Energy Co. 5.95% 2017	10,625	12,710
PacifiCorp., First Mortgage Bonds, 5.65% 2018	5,500	6,714
MidAmerican Energy Holdings Co. 5.75% 2018	10,000	12,057
MidAmerican Energy Holdings Co. 5.95% 2037	3,375	4,318
NRG Energy, Inc. 8.25% 2020	3,850	4,399
NRG Energy, Inc. 6.625% 2023[5]	27,700	30,332
E.ON International Finance BV 5.80% 2018[5]	17,000	20,511
CenterPoint Energy Resources Corp. 4.50% 2021	16,130	18,660
American Electric Power Co. 1.65% 2017	2,295	2,320
American Electric Power Co. 2.95% 2022	16,085	16,290
National Rural Utilities Cooperative Finance Corp. 5.50% 2013	9,234	9,311
National Rural Utilities Cooperative Finance Corp. 1.00% 2015	8,250	8,338
Abu Dhabi National Energy Co. PJSC (TAQA) 6.165% 2017	10,000	11,813
Abu Dhabi National Energy Co. PJSC (TAQA) 6.165% 2017[5]	4,000	4,725
Bonds, notes & loans
	Principal amount	Value
Utilities (continued)	(000)	(000)

FirstEnergy Corp., Series A, 2.75% 2018	$14,100	$ 14,390
Midwest Generation, LLC, Series B, 8.56% 2016[7,9]	9,761	9,590
Entergy Corp. 4.70% 2017	8,000	8,757
Progress Energy, Inc. 7.00% 2031	3,000	4,017
Progress Energy, Inc. 7.75% 2031	3,000	4,270
Eskom Holdings Ltd. 5.75% 2021[5]	6,820	7,655
Teco Finance, Inc. 4.00% 2016	227	245
Teco Finance, Inc. 5.15% 2020	5,172	6,057
Xcel Energy Inc. 4.70% 2020	5,000	5,926
Virginia Electric and Power Co., Series B, 5.95% 2017	4,500	5,438
Israel Electric Corp. Ltd. 8.10% 2096[5]	4,905	5,248
AES Panamá, SA 6.35% 2016[5]	4,727	5,188
National Grid PLC 6.30% 2016	4,000	4,650
Enel Finance International SA 6.00% 2039[5]	3,000	3,056
CEZ, a s 4.25% 2022[5]	2,820	3,038
Veolia Environnement 6.00% 2018	2,500	2,908
Colbun SA 6.00% 2020[5]	2,000	2,264
Iberdrola Finance Ireland 5.00% 2019[5]	1,060	1,162
		577,757
Federal agency bonds & notes 0.28%

Freddie Mac 0.375% 2014	6,850	6,860
Freddie Mac 1.75% 2015	3,500	3,615
Freddie Mac 2.50% 2016	22,500	23,884
Freddie Mac 1.00% 2017	56,000	56,755
Freddie Mac 1.00% 2017	3,215	3,261
Freddie Mac 0.75% 2018	9,000	8,981
Freddie Mac 1.375% 2020	7,275	7,293
Fannie Mae 0.75% 2013	17,825	17,885
Fannie Mae 1.125% 2017	14,350	14,643
Fannie Mae 6.25% 2029	32,000	46,365
Fannie Mae 6.625% 2030	1,250	1,904
CoBank, ACB 7.875% 2018[5]	10,000	12,755
CoBank, ACB 0.88% 2022[5,6]	8,315	7,524
United States Agency for International Development, Republic of Egypt 4.45% 2015	10,000	10,953
Federal Farm Credit Banks, Consolidated Systemwide Designated Bonds, 1.625% 2014	6,975	7,119
Tennessee Valley Authority, Series A, 3.875% 2021	850	997
Tennessee Valley Authority 1.875% 2022	850	856
Tennessee Valley Authority, Series 2008, Class A, 4.875% 2048	700	876
Federal Home Loan Bank 4.125% 2020	1,600	1,890
		234,416
Bonds & notes of governments & government agencies outside the U.S. 0.11%

Polish Government 5.25% 2014	1,500	1,551
Polish Government 6.375% 2019	13,385	16,626
Polish Government 5.00% 2022	3,000	3,510
Israeli Government 5.125% 2019	3,000	3,537
Israeli Government 4.00% 2022	8,500	9,361
Croatian Government 6.75% 2019	4,800	5,512
Croatian Government 6.375% 2021	5,000	5,675
Croatian Government 5.50% 2023[5]	625	667
Turkey (Republic of) 5.625% 2021	5,400	6,359
Turkey (Republic of) 6.75% 2040	2,500	3,284
Turkey (Republic of) 4.875% 2043	1,200	1,233
Bonds, notes & loans
	Principal amount	Value
Bonds & notes of governments & government agencies outside the U.S. (continued)	(000)	(000)

France Government Agency-Guaranteed, Société Finance 2.875% 2014[5]	$ 10,000	$ 10,345
Russian Federation 3.25% 2017	3,000	3,180
Russian Federation 3.25% 2017[5]	2,800	2,968
Russian Federation 7.50% 2030[7]	1,021	1,286
Latvia (Republic of) 2.75% 2020	4,250	4,261
Hungarian Government 6.25% 2020	3,410	3,806
Romanian Government 6.75% 2022[5]	3,000	3,688
KfW 1.00% 2015	1,825	1,844
		88,693
Asset-backed obligations[7] 0.05%

AEP Texas Central Transitioning Funding II LLC, Secured Transition Bonds, Series A, Class A-3, 5.09% 2017	8,265	8,658
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A-1, 1.12% 2017[5]	8,500	8,534
First Horizon ABS Trust, Series 2006-HE2, Class A, FSA insured, 0.33% 2026[6]	2,245	1,927
First Horizon ABS Trust, Series 2007-HE1, Class A, FSA insured, 0.33% 2029[6]	4,842	4,201
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2-A, FSA insured, 0.339% 2037[6]	2,471	2,098
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, 0.349% 2037[6]	4,342	3,419
Countryplace Manufactured Housing Contract, Series 2005-1, Class A-3, AMBAC insured, 4.80% 2035[5]	2,849	2,938
Countryplace Manufactured Housing Contract, Series 2005-1, Class A-4, AMBAC insured, 5.20% 2035[5,6]	1,145	1,278
Conseco Finance Home Loan Trust, Series 1999-G, Class B-2, 10.96% 2029	13,630	2,560
Home Equity Mortgage Trust, Series 2006-6, Class 2A-1, 0.30% 2037[6]	14,370	2,505
IndyMac Home Equity Mortgage Loan Asset-backed Trust, Series 2007-H1, Class A-1, FSA insured, 0.36% 2037[6]	2,489	2,183
RAMP Trust, Series 2003-RZ4, Class A-7, 4.79% 2033[6]	1,534	1,615
		41,916
Municipals 0.04%

State of California, Various Purpose General Obligation Bonds (Federally Taxable), 6.20% 2019	24,675	30,270
State of New Jersey, Economic Development Authority, Energy Facility Revenue Bonds
(ACR Energy Partners, LLC Project), Series 2011-B, 12.00% 2030[5]	1,875	1,906
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds,
Series 2002-A, 6.72% 2025	634	637
		32,813
Miscellaneous 0.04%

Other bonds, notes & loans in initial period of acquisition		30,489
Total bonds, notes & loans (cost: $18,088,038,000)		19,367,301
Short-term securities 4.76%

Federal Home Loan Bank 0.084%–0.21% due 5/3/2013–1/13/2014	791,540	791,359
Fannie Mae 0.10%–0.18% due 6/12/2013–2/5/2014	706,450	706,222
Freddie Mac 0.085%–0.17% due 5/14/2013–4/8/2014	675,820	675,574
U.S. Treasury Bills 0.12%–0.195% due 5/16–9/19/2013	309,400	309,365
Federal Farm Credit Banks 0.13%–0.22% due 5/15–10/21/2013	243,000	242,952
Chariot Funding, LLC 0.18%–0.25% due 5/1–10/29/2013[5]	111,500	111,484
Jupiter Securitization Co., LLC 0.18%–0.25% due 5/6–10/4/2013[5]	52,200	52,177
Merck & Co. Inc. 0.08%–0.11% due 5/10–6/14/2013[5]	139,180	139,172
Chevron Corp. 0.07%–0.09% due 5/13–5/28/2013[5]	136,300	136,294
ExxonMobil Corp. 0.06%–0.09% due 5/13–6/14/2013	117,300	117,294
Coca-Cola Co. 0.12%–0.19% due 6/6–10/21/2013[5]	117,100	117,074
Abbott Laboratories 0.11%–0.12% due 6/17–6/27/2013[5]	82,050	82,036
Procter & Gamble Co. 0.10% due 5/7/2013[5]	75,000	74,999
	Principal amount	Value
Short-term securities	(000)	(000)

Private Export Funding Corp. 0.16%–0.245% due 7/25–9/10/2013[5]	$69,800	$ 69,751
Google Inc. 0.14% due 6/4–9/10/2013[5]	66,300	66,282
Walt Disney Co. 0.13% due 5/13/2013[5]	48,000	47,997
U.S. Bank, N.A. 0.08% due 5/1/2013	41,000	41,000
Medtronic Inc. 0.17% due 5/9/2013[5]	33,100	33,099
Regents of the University of California 0.10% due 5/16/2013	30,000	29,999
John Deere Credit Ltd. 0.12% due 5/20/2013[5]	25,000	24,998
Wells Fargo & Co. 0.18% due 8/14/2013	24,900	24,879
Paccar Financial Corp. 0.13% due 5/1/2013	20,800	20,800
NetJets Inc. 0.07% due 5/23/2013[5]	3,300	3,300
Total short-term securities (cost: $3,917,703,000)		3,918,107
Total investment securities (cost: $68,096,854,000)		82,626,514
Other assets less liabilities		(317,357)
Net assets		$82,309,157

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the nine months ended April 30, 2013, appear below.

						Value
					Dividend or	of affiliates
	Beginning shares or			Ending shares or	interest income	at 4/30/2013
	principal amount	Additions	Reductions	principal amount	(000)	(000)

Iron Mountain Inc.	11,117,270	1,339,941	—	12,457,211	$ 55,049	$ 471,630
Digital Realty Trust, Inc.	3,475,000	3,025,000	—	6,500,000	12,118	458,380
MeadWestvaco Corp.	11,201,000	80,000	—	11,281,000	8,461	388,969
Hospitality Properties Trust	8,015,000	496,000	—	8,511,000	11,549	250,309
Hospitality Properties Trust 6.30% 2016	$19,827,000	—	—	$19,827,000	785	22,025
Hospitality Properties Trust 6.70% 2018	$12,625,000	—	—	$12,625,000	639	14,535
Hospitality Properties Trust 5.625% 2017	$10,169,000	—	—	$10,169,000	478	11,273
Hospitality Properties Trust 5.00% 2022	—	$7,000,000	$500,000	$6,500,000	253	7,073
Hospitality Properties Trust 5.125% 2015	$3,160,000	—	$1,000,000	$2,160,000	159	2,255
Hospitality Properties Trust 6.75% 2013	$12,650,000	—	$12,650,000	—	96	—
TalkTalk Telecom Group PLC[1]	57,242,000	—	—	57,242,000	3,145	222,951
R.R. Donnelley & Sons Co.	13,345,400	—	—	13,345,400	13,879	164,282
R.R. Donnelley & Sons Co. 7.25% 2018	—	$11,400,000	—	$11,400,000	261	12,455
R.R. Donnelley & Sons Co. 7.875% 2021	—	$16,815,000	$12,965,000	$3,850,000	170	4,216
R.R. Donnelley & Sons Co. 6.125% 2017	—	$2,475,000	$2,475,000	—	59	—
Northwest Bancshares, Inc.	4,850,000	—	—	4,850,000	2,328	59,413
Douglas Dynamics, Inc.	1,350,000	—	—	1,350,000	837	18,886
Cliffs Natural Resources Inc.[13]	5,573,000	5,547,581	3,766,000	7,354,581	9,837	—
Cliffs Natural Resources Inc. 4.875% 2021[13]	$28,275,000	$5,662,000	$3,695,000	$30,242,000	1,118	—
Cliffs Natural Resources Inc. 6.25% 2040[13]	$2,480,000	—	$1,480,000	$1,000,000	83	—
Cliffs Natural Resources Inc., Series A, 7.00%
convertible preferred 2016[13]	—	2,925,000	—	2,925,000	953	—
Fletcher Building Ltd.[1,13]	34,239,000	—	—	34,239,000	8,917	—
Masco Corp.[13]	19,796,751	—	4,000,000	15,796,751	4,041	—
Trustmark Corp.[13]	3,257,000	—	—	3,257,000	2,247	—
Waste Management, Inc.[13]	27,471,706	1,750,000	6,999,553	22,222,153	24,879	—
					$162,341	$2,108,652

1 Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $14,458,654,000, which represented 17.57% of the net assets of the fund. This amount includes $14,323,896,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

2 Security did not produce income during the last 12 months.

3 Represents an affiliated company as defined under the Investment Company Act of 1940.

4 Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition	Cost	Value	Percent of
	dates	(000)	(000)	net assets

Beech Holdings, LLC	11/21/2008–2/15/2013	$ 141,852	$ 90,377.11%
NewPage Holdings Inc.	9/17/2009–9/9/2011	24,416	12,877.02
Total restricted securities		$166,268	$103,254.13%

5 Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $5,207,219,000, which represented 6.33% of the net assets of the fund.

6 Coupon rate may change periodically.

7 Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

8 Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $1,084,994,000, which represented 1.32% of the net assets of the fund.

9 Scheduled interest and/or principal payment was not received.

10 Index-linked bond whose principal amount moves with a government price index.

11 Step bond; coupon rate will increase at a later date.

12 Payment in kind; the issuer has the option of paying additional securities in lieu of cash.

13 Unaffiliated issuer at 4/30/2013.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the fund’s board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of April 30, 2013 (dollars in thousands):

			Investment securities

			Level 1	Level 2*	Level 3	Total

Assets:
	Common stocks:
		Financials	$ 6,404,258	$ 1,629,195	$ —	$ 8,033,453
		Health care	6,218,737	1,447,508	—	7,666,245
		Industrials	6,120,516	978,854	90,440	7,189,810
		Energy	5,718,006	132,647	203	5,850,856
		Consumer staples	4,439,065	1,216,005	—	5,655,070
		Utilities	2,415,290	2,356,485	—	4,771,775
		Consumer discretionary	3,525,239	1,129,742	—	4,654,981
		Information technology	3,237,892	821,621	—	4,059,513
		Telecommunication services	1,577,876	2,182,941	—	3,760,817
		Materials	2,984,699	463,909	12,877	3,461,485
		Miscellaneous	957,393	1,965,012	—	2,922,405
	Preferred stocks		85,751	300,158	—	385,909
	Warrants		—	—	61	61
	Convertible securities		746,389	182,337	—	928,726
	Bonds, notes & loans:
		Corporate bonds & notes	—	14,162,834	31,154	14,193,988
		Mortgage-backed obligations	—	2,482,458	—	2,482,458
		U.S. Treasury bonds & notes	—	2,262,528	—	2,262,528
		Federal agency bonds & notes	—	234,416	—	234,416
		Bonds & notes of governments & government agencies
		outside the U.S.	—	88,693	—	88,693
		Asset-backed obligations	—	41,916	—	41,916
		Municipals	—	32,813	—	32,813
		Miscellaneous	—	30,489	—	30,489
	Short-term securities		—	3,918,107	—	3,918,107
Total			$44,431,111	$38,060,668	$134,735	$82,626,514

*Securities with a market value of $11,970,405,000, which represented 14.54% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$15,764,511
Gross unrealized depreciation on investment securities	(1,366,308)
Net unrealized appreciation on investment securities	14,398,203
Cost of investment securities for federal income tax purposes	68,228,311

Key to abbreviations

ADR = American Depositary Receipts

FDR = Fiduciary Depositary Receipts

GDR = Global Depositary Receipts

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-006-0613O-S32819

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE INCOME FUND OF AMERICA

By /s/ Hilda L. Applbaum
Hilda L. Applbaum, Vice Chairman and Principal Executive Officer

Date: June 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Hilda L. Applbaum
Hilda L. Applbaum, Vice Chairman and Principal Executive Officer

Date: June 28, 2013

By /s/ Jeffrey P. Regal
Jeffrey P. Regal, Treasurer and Principal Financial Officer

Date: June 28, 2013